Consolidated Schedule of Investments (unaudited) September 30, 2020	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities

Cayman Islands(a) — 1.1%
Allegro CLO VI Ltd., Series 2017-2A, Class A, (3 mo. LIBOR US + 1.13%), 1.35%, 01/17/31(b)	USD	400	$397,459
ALM Ltd., Series 2020-1A, Class A2, (3 mo. LIBOR US + 1.85%), 2.09%, 10/15/29(b)		250	249,805
AMMC CLO XII Ltd., Series 2013-12A, Class AR, (3 mo. LIBOR US + 1.20%), 1.44%, 11/10/30(b)		500	496,701
Ares XXXVII CLO Ltd., Series 2015-4A, Class A1R, (3 mo. LIBOR US + 1.17%), 1.41%, 10/15/30(b)		400	395,974
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A1AR, (3 mo. LIBOR US + 1.10%), 1.37%, 01/20/31(b)		500	493,121
CBAM Ltd.
Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.25%), 1.47%, 07/20/30(b)		400	399,649
Series 2019-10A, Class A1A, 1.64%, 04/20/32(c)		1,000	999,997
Madison Park Funding XI Ltd., Series 2013-11A, Class AR, (3 mo. LIBOR US + 1.16%), 1.42%, 07/23/29(b)		1,000	994,186
Mariner CLO LLC, Series 2016-3A, Class CR, (3 mo. LIBOR US + 2.05%), 2.31%, 07/23/29(b)(d)		250	247,175
OCP CLO Ltd.(b)
Series 2013-4A, Class BRR, (3 mo. LIBOR US + 1.90%), 2.16%, 04/24/29		250	237,979
Series 2015-9A, Class A1R, (3 mo. LIBOR US + 0.80%), 1.04%, 07/15/27		480	478,870
Octagon Investment Partner Ltd., Series 2018-1A, Class A1, (3 mo. LIBOR US + 0.97%), 1.21%, 04/15/31(b)		750	747,217
OHA Credit Funding Ltd., Series 2019-3A, Class B1, (3 mo. LIBOR US + 1.80%), 2.02%, 07/20/32(b)		1,000	986,443

			7,124,576

United States(a) — 1.9%
Anchorage Capital CLO Ltd.(b)
Series 2014-3RA, Class A, (3 mo. LIBOR US + 1.05%), 1.30%, 01/28/31		400	396,528
Series 2014-4RA, Class A, (3 mo. LIBOR US + 1.05%), 1.30%, 01/28/31		400	396,050
Apidos CLO XII, Series 2013-12A, Class AR, (3 mo. LIBOR US + 1.08%), 1.32%, 04/15/31(b)		500	492,249
ArrowMark Colorado Holdings, Series 2017-8A, Class A1, (3 mo. LIBOR US + 1.16%), 1.40%, 10/25/30(b)		400	395,750
Battalion CLO XI Ltd., Series 2017-11A, Class E, (3 mo. LIBOR US + 5.98%), 6.24%, 10/24/29(b)		400	364,835
Chenango Park CLO Ltd., Series 2018-1A, Class A2, 1.79%, 04/15/30(c)		1,018	990,254
CIFC Funding Ltd.(b)
Series 2013-1A, Class A2R, (3 mo. LIBOR US + 1.75%), 2.02%, 07/16/30		1,000	979,450
Series 2018-1A, Class A, (3 mo. LIBOR US + 1.00%), 1.22%, 04/18/31		400	392,060
Dryden CLO Ltd., Series 2017-53A, Class A, (3 mo. LIBOR US + 1.12%), 1.36%, 01/15/31(b)		600	595,047
LCM Ltd., Series 26A, Class A1, (3 mo. LIBOR US + 1.07%), 1.34%, 01/20/31(b)		600	593,483

Security	Par (000)		Value

United States (continued)
Neuberger Berman Loan Advisers CLO Ltd., Series 2017-26A, Class A, (3 mo. LIBOR US + 1.17%), 1.39%, 10/18/30(b)	USD	550	$545,520
Palmer Square Loan Funding Ltd., Series 2019-2A, Class A2, 1.87%, 04/20/27(c)		1,000	982,674
Park Avenue Institutional Advisers CLO Ltd., Series 2017-1A, Class D, (3 mo. LIBOR US + 6.22%), 6.48%, 11/14/29(b)		600	550,793
Rockford Tower CLO Ltd.(b)
Series 2017-1A, Class E, (3 mo. LIBOR US + 5.40%), 5.64%, 04/15/29		400	357,016
Series 2017-3A, Class A, (3 mo. LIBOR US + 1.19%), 1.41%, 10/20/30		400	398,380
RR Ltd., Series 2018-3A, Class A1R2, (3 mo. LIBOR US + 1.09%), 1.33%, 01/15/30(b)		400	395,976
Shackleton CLO Ltd., Series 2013-3A, Class AR, (3 mo. LIBOR US + 1.12%), 1.36%, 07/15/30(b)		398	392,541
Steele Creek CLO Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.25%), 1.49%, 10/15/30(b)		400	394,140
Tiaa CLO III Ltd., Series 2017-2A, Class A, (3 mo. LIBOR US + 1.15%), 1.38%, 01/16/31(b)		400	394,705
TICP CLO XV Ltd., Series 2020-15A, Class A, (3 mo. LIBOR US + 1.28%), 2.92%, 04/20/33(b)		1,000	999,032
Voya CLO Ltd., Series 2017-4A, Class A1, (3 mo. LIBOR US + 1.13%), 1.37%, 10/15/30(b)		400	397,850
York CLO Ltd., Series 2015-1A, Class AR, (3 mo. LIBOR US + 1.15%), 1.41%, 01/22/31(b)		600	595,286

			11,999,619

Total Asset-Backed Securities — 3.0% (Cost: $19,141,144)			19,124,195

	Shares

Common Stocks

Canada — 0.0%
Largo Resources Ltd.(e)		10,127	8,366

France — 0.1%
Arkema SA		1,124	119,171
EssilorLuxottica SA(e)		836	113,810
LVMH Moet Hennessy Louis Vuitton SE		247	115,571
Safran SA(e)		1,058	104,094
Sanofi		1,069	107,126
Societe Generale SA(e)		8,114	107,705
STMicroelectronics NV		2,000	61,340

			728,817

Germany — 0.1%
adidas AG, Class N(e)		402	129,823
Deutsche Telekom AG, Class N, Registered Shares		6,413	106,777
Infineon Technologies AG, Class N.		1,096	30,891
Siemens AG, Class N, Registered Shares		802	101,284
Siemens Energy AG(f)		401	10,813

			379,588

Hong Kong — 0.0%
WH Group Ltd		52,000	42,417

CONSOLIDATED SCHEDULE OF INVESTMENTS	1

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Italy — 0.0%
Enel SpA	209	$1,813
Snam SpA	8,390	43,148
UniCredit SpA(e)	664	5,486

		50,447

Netherlands — 0.1%
Adyen NV(a)(e)	70	129,114
Akzo Nobel NV	1,194	120,678
ASML Holding NV.	287	106,010
ING Groep NV(e)	19,199	137,020
Koninklijke Philips NV(e)	2,137	100,907
NXP Semiconductors NV	1,007	125,684

		719,413

Spain — 0.0%
Telefonica SA	5,454	18,683

Sweden — 0.1%
Volvo AB, B Shares(e)	27,462	527,541

Switzerland — 0.0%
Roche Holding AG	307	105,160

Taiwan — 0.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,513	365,869

United Kingdom — 0.0%
Unilever NV.	2,323	141,070

United States — 0.9%
Adobe, Inc.(e)	100	49,043
Alaska Air Group, Inc.(e)	1,477	54,102
Amgen, Inc.	173	43,970
Analog Devices, Inc.	204	23,815
Apple, Inc.	5,920	685,595
Applied Materials, Inc.	1,149	68,308
Aptiv PLC(e)	1,413	129,544
Bank of America Corp.	14,350	345,691
Broadcom, Inc.	473	172,323
Capital One Financial Corp.	600	43,116
Charter Communications, Inc., Class A(e)	100	62,434
Citigroup, Inc.	2,800	120,708
Delta Air Lines, Inc.(e)	2,996	91,618
Facebook, Inc., Class A(e)	100	26,190
HCA Healthcare, Inc.(e)	303	37,778
Home Depot, Inc.	718	199,396
Humana, Inc.	100	41,389
Intel Corp.	500	25,890
Intuitive Surgical, Inc.(e)	83	58,892
Johnson & Johnson	1,212	180,443
JPMorgan Chase & Co.	750	72,202
Marvell Technology Group Ltd	1,100	43,670
Mastercard, Inc., Class A	100	33,817
Microchip Technology, Inc.	417	42,851
Morgan Stanley(e)	4,800	232,080
Northrop Grumman Corp.	100	31,549
NVIDIA Corp.	69	37,344
PayPal Holdings, Inc.	200	39,406
Raytheon Technologies Corp.	1,398	80,441
ServiceNow, Inc.	100	48,500
Simply Good Foods Co.(e)	4,049	89,280
Southwest Airlines Co.(e)	3,138	117,675
SPDR Bloomberg Barclays High Yield Bond ETF	10,140	1,057,298
Starbucks Corp.	3,000	257,760

Security	Shares		Value

United States (continued)
Texas Instruments, Inc.		521	$74,394
Toll Brothers, Inc.		1,246	60,630
U.S. BanCorp.		1,000	35,850
Uber Technologies, Inc.(e)		900	32,832
UnitedHealth Group, Inc.		100	31,177
VanEck Vectors Gold Miners ETF		3,001	117,519
Verizon Communications, Inc.		2,000	118,980
Visa, Inc., Class A.		1,300	259,961
Walmart, Inc.		571	79,889
Western Digital Corp.(e)		2,935	107,274
Wynn Resorts Ltd.(e)		2,702	194,031
Xilinx, Inc.		1,998	208,272

			5,964,927

Total Common Stocks — 1.4% (Cost: $8,834,717)			9,052,298

	Par (000)

Corporate Bonds

Argentina — 0.2%
Generacion Mediterranea SA/Generacion Frias
SA/Central Termica Roca SA, 9.63%, 07/27/23(a)	USD	518	282,796
Genneia SA, 8.75%, 01/20/22(a)		60	46,444
Stoneway Capital Corp.(e)(g)
10.00%, 03/01/27		554	222,606
10.00%, 03/01/27(a)		546	219,757
YPF SA
8.75%, 04/04/24(a)		100	80,500
8.50%, 07/28/25		73	52,446
7.00%, 12/15/47(a)		282	177,175

			1,081,724

Australia — 0.1%
Commonwealth Bank of Australia, 3.45%, 03/16/23(a)		209	223,837
FMG Resources August 2006 Pty Ltd.(a)
4.75%, 05/15/22		27	27,641
5.13%, 03/15/23		21	21,913
5.13%, 05/15/24		27	28,822
Telstra Corp. Ltd., 3.50%, 09/21/22.	EUR	100	125,490

			427,703

Austria — 0.2%
BAWAG Group AG, (5 year EUR Swap + 2.30%),
2.38%, 03/26/29(h)		100	119,751
BAWAG PSK Bank fuer Arbeit und Wirtschaft und
Oesterreichische Postsparkasse AG, 0.38%, 09/03/27		500	556,942
Erste Group Bank AG, (5 year EURIBOR ICE Swap Rate + 2.10%), 1.63%, 09/08/31(h)		100	117,973
JBS Investments II GmbH, 7.00%, 01/15/26(a)	USD	200	213,500

			1,008,166

Bahamas — 0.0%
Intercorp Peru Ltd., 3.88%, 08/15/29(a)		200	197,750

Belgium — 0.2%
Anheuser-Busch InBev SA/NV, 3.70%, 04/02/40	EUR	230	344,271
KBC Group NV, 1.13%, 01/25/24.		700	847,667

			1,191,938

2

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Bermuda — 0.1%
Credicorp Ltd., 2.75%, 06/17/25(a)	USD	200	$202,550
Digicel Group Ltd.(a)(i)
(7.00% PIK), 7.00%(d)(j)		21	2,573
(8.00% Cash or 3.00% PIK), 8.00%, 04/01/25		130	45,314
Ooredoo International Finance Ltd., 5.00%, 10/19/25		200	233,750

			484,187

Brazil — 1.3%
Azul Investments LLP, 5.88%, 10/26/24(a)		282	211,764
Banco do Brasil SA, 5.88%, 01/26/22(a)		339	353,725
Banco Votorantim SA, 4.00%, 09/24/22(a)		575	588,477
Braskem Netherlands Finance BV, (5 year CMT + 8.22%), 8.50%, 01/23/81(a)(h)		1,074	1,081,048
BRF GmbH, 4.35%, 09/29/26(a)		549	567,700
BRF SA, 5.75%, 09/21/50(a)		495	489,684
Centrais Eletricas Brasileiras SA(a)
3.63%, 02/04/25		359	357,654
4.63%, 02/04/30		200	199,500
Embraer Netherlands Finance BV, 5.40%, 02/01/27		161	152,044
Gol Finance SA, 7.00%, 01/31/25(a)		250	174,255
Itau Unibanco Holding SA, 5.13%, 05/13/23(a)		200	210,813
Itau Unibanco Holding SA/Cayman Island(a)
2.90%, 01/24/23		455	459,837
3.25%, 01/24/25		455	463,531
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 12/01/21(a)		41	36,556
Odebrecht Offshore Drilling Finance Ltd.(a)
6.72%, 12/01/22		90	80,855
(7.72% PIK), 7.72%, 12/01/26(i)		6	551
Odebrecht Oil & Gas Finance Ltd., 0.00%(a)(j)(k)		26	26
Petrobras Global Finance BV
5.30%, 01/27/25		350	379,356
7.38%, 01/17/27		100	118,060
5.09%, 01/15/30		541	568,510
5.60%, 01/03/31		28	29,910
7.25%, 03/17/44		104	118,313
6.75%, 06/03/50		183	195,638
Rumo Luxembourg Sarl, 5.88%, 01/18/25(a)		448	469,140
Suzano Austria GmbH, 3.75%, 01/15/31		205	204,795
Ultrapar International SA, 5.25%, 06/06/29(a)		200	207,688
Vale Overseas Ltd., 3.75%, 07/08/30		545	559,851
Votorantim SA, 6.75%, 04/05/21(a)		299	306,475

			8,585,756

Canada — 0.3%
Bausch Health Cos., Inc.(a)
6.13%, 04/15/25		116	118,755
7.00%, 01/15/28		37	39,220
7.25%, 05/30/29		54	58,185
Mattamy Group Corp., 5.25%, 12/15/27(a)		21	21,578
MEGlobal Canada ULC(a)
5.00%, 05/18/25		520	559,813
5.88%, 05/18/30		305	354,944
Royal Bank of Canada, 0.13%, 07/23/24	EUR	200	235,268
Teck Resources Ltd., 6.13%, 10/01/35	USD	30	35,861
Toronto-Dominion Bank, 0.38%, 04/25/24	EUR	670	793,279
Transcanada Trust, Series 16-A, (3 mo. LIBOR US + 4.64%), 5.88%, 08/15/76(h)	USD	2	2,130

			2,219,033

Security	Par (000)		Value

Cayman Islands — 0.2%
Comcel Trust via Comunicaciones Celulares SA, 6.88%, 02/06/24	USD	329	$332,708
DP World Crescent Ltd., 3.91%, 05/31/23		219	230,763
Embraer Overseas Ltd., 5.70%, 09/16/23		227	229,944
Latam Finance Ltd., 6.88%, 04/11/24(e)(g)		200	74,062
MAF Global Securities Ltd.
4.75%, 05/07/24		202	214,877
(5 year USD Swap + 3.48%), 5.50%(h)(j)		262	257,661

			1,340,015

Chile — 0.5%
Celulosa Arauco y Constitucion SA, 4.25%, 04/30/29(a) .		200	213,000
Colbun SA, 3.15%, 03/06/30(a)		200	215,375
Corp. Nacional del Cobre de Chile, 3.75%, 01/15/31(a)		200	222,500
Embotelladora Andina SA, 3.95%, 01/21/50(a)		436	461,206
Empresa de los Ferrocarriles del Estado, 3.07%, 08/18/50(a)		200	195,000
Empresa de Transporte de Pasajeros Metro SA(a)
3.65%, 05/07/30		200	220,750
4.70%, 05/07/50		217	266,476
Empresa Nacional de Telecomunicaciones SA, 4.75%, 08/01/26(a)		462	508,491
Empresa Nacional del Petroleo, 4.50%, 09/14/47		250	271,408
GNL Quintero SA, 4.63%, 07/31/29		200	214,110
Inversiones CMPC SA/Cayman Islands Branch, 4.38%, 05/15/23(a)		257	272,500
Kenbourne Invest SA, 6.88%, 11/26/24(a)		362	375,462
Latam Finance Ltd., 6.88%, 04/11/24(a)(e)(g)		200	74,063

			3,510,341

China — 0.2%
Alibaba Group Holding Ltd., 3.40%, 12/06/27		259	289,800
Baidu, Inc., 4.38%, 05/14/24		200	219,555
Sinopec Group Overseas Development Ltd., 2.15%, 05/13/25(a)		400	413,580
Tencent Holdings Ltd., 3.60%, 01/19/28(a)		331	363,475

			1,286,410

Colombia — 0.6%
Bancolombia SA, 3.00%, 01/29/25		332	331,917
Ecopetrol SA
5.38%, 06/26/26		361	397,382
6.88%, 04/29/30		872	1,042,912
5.88%, 05/28/45		54	58,826
Empresas Publicas de Medellin ESP(a)
4.25%, 07/18/29		432	431,395
4.38%, 02/15/31		258	258,000
Grupo Aval Ltd., 4.38%, 02/04/30(a)		1,217	1,173,066
Oleoducto Central SA, 4.00%, 07/14/27(a)		394	409,169

			4,102,667

Denmark — 0.2%
Danske Bank A/S , (1 year EURIBOR ICE Swap Rate + 1.15%), 0.50%, 08/27/25(h)	EUR	130	151,748
Danske Bank A/S(a)
5.00%, 01/12/22	USD	200	210,110
5.38%, 01/12/24		483	543,280
Orsted A/S, 2.13%, 05/17/27.	GBP	200	278,141

			1,183,279

CONSOLIDATED SCHEDULE OF INVESTMENTS	3

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Finland — 0.1%
OP Corporate Bank PLC
0.50%, 08/12/25	EUR	250	$299,724
0.60%, 01/18/27		130	154,409

			454,133

France — 2.2%
Air Liquide Finance SA, 1.38%, 04/02/30		100	130,396
Altice France SA
2.50%, 01/15/25		100	111,676
2.13%, 02/15/25		100	110,503
5.88%, 02/01/27		200	247,561
Banijay Entertainment SASU, 3.50%, 03/01/25		200	228,315
Banque Federative du Credit Mutuel SA
0.13%, 02/05/24		400	471,578
1.25%, 12/05/25	GBP	200	263,979
BNP Paribas SA
0.75%, 11/11/22	EUR	480	573,430
1.50%, 05/25/28		100	130,227
(3 mo. Euribor + 0.75%), 0.50%, 07/15/25(h)		100	117,685
(5 year EUR Swap + 1.20%), 1.13%, 01/15/32(h)		100	115,865
BPCE SA
0.63%, 09/26/24		300	356,420
0.63%, 04/28/25		400	480,930
0.25%, 01/15/26		200	236,244
2.70%, 10/01/29(a)	USD	250	268,785
Capgemini SE, 1.63%, 04/15/26	EUR	400	501,335
Credit Agricole Assurances SA, (5 year EURIBOR ICE Swap Rate + 2.65%), 2.63%, 01/29/48(h)		300	362,493
Credit Agricole SA
1.25%, 04/14/26		100	125,107
(3 mo. Euribor + 1.25%), 1.00%, 04/22/26(h)		100	120,375
Dassault Systemes SE, 0.01%, 09/16/22		100	117,482
Electricite de France SA, 2.00%, 12/09/49		300	360,684
Engie SA
2.63%, 07/20/22		35	43,057
0.01%, 03/04/27		900	1,049,739
2.13%, 03/30/32		200	275,521
Icade Sante SAS, 1.38%, 09/17/30.		100	118,728
JCDecaux SA, 2.00%, 10/24/24(f)		500	611,855
Kering SA, 0.75%, 05/13/28		100	121,100
LVMH Moet Hennessy Louis Vuitton SE
0.13%, 02/28/23		100	118,030
0.01%, 02/11/26		700	819,707
Orange SA
0.01%, 09/04/26		100	116,349
(5 year EUR Swap + 2.36%), 2.38%(h)(j)		600	725,584
Orano SA, 2.75%, 03/08/28.		200	231,371
Pernod Ricard SA
0.01%, 10/24/23		1,200	1,406,253
0.50%, 10/24/27		100	119,484
Picard Groupe SAS, (3 mo. Euribor + 3.00%), 3.00%, 11/30/23(b)		200	227,446
Schneider Electric SE
0.01%, 06/12/23		200	235,238
0.25%, 09/09/24		200	237,709
Societe Generale SA
0.50%, 01/13/23		100	117,793
0.01%, 05/27/22		400	469,635
Suez SA, (5 year EURIBOR ICE Swap Rate + 2.15%), 1.63%(h)(j)		100	112,093

Security	Par (000)		Value

France (continued)
Thales SA, 0.25%, 01/29/27	EUR	400	$468,220
Total Capital International SA, 0.25%, 07/12/23		100	118,493
Veolia Environnement SA
0.89%, 01/14/24		200	240,281
0.66%, 01/15/31		200	235,461
WPP Finance SA, 2.38%, 05/19/27		420	536,239

			14,186,456

Germany — 1.4%
ADLER Real Estate AG, 3.00%, 04/27/26		100	114,900
ADO Properties SA, 3.25%, 08/05/25		100	118,168
Allianz Finance II BV, 3.50%, 02/14/22		100	123,325
Amphenol Technologies Holding GmbH, 0.75%, 05/04/26		150	177,960
BASF SE
0.25%, 06/05/27		200	237,222
Series 10Y, 2.00%, 12/05/22		995	1,220,080
Bayer AG, 1.38%, 07/06/32		200	239,229
Cheplapharm Arzneimittel GmbH, 3.50%, 02/11/27		200	225,697
Covestro AG, 0.88%, 02/03/26		60	71,028
Daimler Finance North America LLC, 3.75%, 11/05/21(a)	USD	170	175,683
DEMIRE Deutsche Mittelstand Real Estate AG, 1.88%, 10/15/24	EUR	200	215,520
E.ON SE, 0.38%, 09/29/27		460	547,538
Fresenius Medical Care AG & Co. KGaA
1.00%, 05/29/26		95	114,519
1.50%, 05/29/30		130	159,983
IHO Verwaltungs GmbH, (3.63% Cash or 4.38% PIK), 3.63%, 05/15/25(i)		200	234,921
KION Group AG, 1.63%, 09/24/25		200	234,678
LEG Immobilien AG, 0.88%, 11/28/27		100	121,377
Merck Financial Services GmbH
0.01%, 12/15/23		200	234,916
0.13%, 07/16/25		100	117,866
Merck KGaA, (5 year EURIBOR ICE Swap Rate + 2.94%), 2.88%, 06/25/79(h)		200	249,116
Nidda BondCo GmbH, 5.00%, 09/30/25		100	113,709
Nidda Healthcare Holding GmbH, 3.50%, 09/30/24		100	114,173
Schaeffler AG, 1.88%, 03/26/24		10	11,467
Siemens Financieringsmaatschappij NV, 1.25%, 02/28/31		105	135,184
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/26		200	238,591
thyssenkrupp AG
1.88%, 03/06/23		200	218,779
2.88%, 02/22/24		200	219,893
Vertical Midco GmbH
4.38%, 07/15/27		200	238,125
(3 mo. Euribor + 4.75%), 4.75%, 07/15/27(b)		200	235,062
Volkswagen Financial Services AG, 1.50%, 10/01/24		840	1,012,680
Volkswagen Financial Services NV, 1.63%, 11/30/22	GBP	200	260,534
Volkswagen Leasing GmbH
1.00%, 02/16/23	EUR	100	118,938
2.63%, 01/15/24		225	280,975
ZF Europe Finance BV, 2.50%, 10/23/27		300	319,828

4

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Germany (continued)
ZF Finance GmbH
3.00%, 09/21/25	EUR	100	$114,017
3.75%, 09/21/28		200	226,869

			8,792,550

Guatemala(a) — 0.1%
Central American Bottling Corp., 5.75%, 01/31/27	USD	706	731,630
Comunicaciones Celulares SA Via Comcel Trust, 6.88%, 02/06/24		200	202,254

			933,884

India(a) — 0.1%
Adani Electricity Mumbai Ltd., 3.95%, 02/12/30		672	655,620
Muthoot Finance Ltd., 6.13%, 10/31/22		200	203,063

			858,683

Indonesia — 0.1%
Pertamina Persero PT, 3.65%, 07/30/29		500	535,156

Ireland — 0.1%
Atlas Copco Finance DAC, 0.13%, 09/03/29	EUR	275	322,009
ESB Finance DAC, 1.13%, 06/11/30		105	132,309
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26	USD	291	323,569

			777,887

Isle of Man — 0.0%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30		204	209,268

Israel — 0.1%
Leviathan Bond Ltd., 5.75%, 06/30/23(a)		569	586,069

Italy — 0.4%
Diocle SpA, (3 mo. Euribor + 3.88%), 3.88%, 06/30/26(b)	EUR	191	220,528
Enel Finance International NV, 0.01%, 06/17/24		700	818,915
FCA Bank SpA, 0.50%, 09/18/23.		320	374,769
International Game Technology PLC, 4.75%, 02/15/23		200	238,593
Intesa Sanpaolo SpA
0.75%, 12/04/24		100	118,553
(5 year EUR Swap + 6.09%), 5.88%(h)(j)		300	343,381
Rossini Sarl, 6.75%, 10/30/25.		200	246,332
Sisal Group SpA, 7.00%, 07/31/23		69	81,396

			2,442,467

Japan — 0.5%
Mitsubishi UFJ Financial Group, Inc.
0.87%, 09/07/24		100	120,332
3.74%, 03/07/29	USD	23	26,414
3.20%, 07/18/29		200	220,954
Mizuho Financial Group, Inc.(h)
(3 mo. LIBOR US + 1.10%), 2.56%, 09/13/25		335	352,089
(3 mo. LIBOR US + 1.27%), 1.98%, 09/08/31		200	198,654
Nissan Motor Co. Ltd.
3.20%, 09/17/28	EUR	200	236,336
4.81%, 09/17/30(a)	USD	619	622,717
SoftBank Group Corp., 4.75%, 07/30/25	EUR	300	374,598
Sumitomo Mitsui Financial Group, Inc., 3.45%, 01/11/27	USD	73	81,263
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28		200	248,578
3.00%, 11/21/30	EUR	265	372,333

Security	Par (000)		Value

Japan (continued)
Takeda Pharmaceutical Co. Ltd. (continued)
2.00%, 07/09/40	EUR	100	$124,182
Toyota Motor Credit Corp., 2.90%, 04/17/24	USD	64	68,919

			3,047,369

Jersey — 0.0%
LHC3 PLC, (4.13% Cash or 4.88% PIK), 4.13%, 08/15/24(i)	EUR	200	235,662

Lithuania — 0.1%
ASG Finance Designated Activity Co., 7.88%, 12/03/24(a)	USD	502	358,930

Luxembourg — 0.4%
Altice Financing SA, 2.25%, 01/15/25	EUR	100	112,192
Becton Dickinson Euro Finance Sarl, 1.21%, 06/04/26		100	120,262
DH Europe Finance II Sarl
0.20%, 03/18/26		240	280,348
1.80%, 09/18/49		100	117,908
GOL Equity Finance SA, 3.75%, 07/15/24(a)	USD	282	176,020
Medtronic Global Holdings SCA, 1.38%, 10/15/40	EUR	100	119,623
MHP Lux SA, 6.25%, 09/19/29.	USD	200	190,000
Millicom International Cellular SA, 6.63%, 10/15/26(a)		409	438,397
Nielsen Co. Luxembourg Sarl, 5.00%, 02/01/25(a)		21	21,394
Richemont International Holding SA, 0.75%, 05/26/28	EUR	100	121,917
SES SA, 2.00%, 07/02/28		200	243,290
Summer BC Holdco B Sarl, 5.75%, 10/31/26		200	229,847
Whirlpool Finance Luxembourg Sarl
1.25%, 11/02/26		100	120,741
1.10%, 11/09/27		100	119,162

			2,411,101

Malaysia — 0.1%
Petronas Capital Ltd., 3.50%, 04/21/30(a)	USD	665	743,543

Mauritius — 0.1%
HTA Group Ltd., 7.00%, 12/18/25(a)		605	630,713

Mexico — 2.0%
Credito Real SAB de C.V. Sofom ENR , 7.25%, 07/20/23(a)		200	195,550
Alpha Holding SA de CV, 9.00%, 02/10/25(a)		308	231,963
America Movil SAB de CV, 2.88%, 05/07/30		975	1,054,823
Axtel SAB de CV, 6.38%, 11/14/24(a)		507	526,646
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.38%, 04/17/25(a)		550	609,042
BBVA Bancomer SA, 6.75%, 09/30/22(a)		497	535,828
Cemex SAB de C.V.
3.13%, 03/19/26	EUR	200	234,856
5.20%, 09/17/30(a)	USD	630	632,299
Coca-Cola Femsa SAB de C.V., 1.85%, 09/01/32		465	468,860
Comision Federal de Electricidad, 4.75%, 02/23/27		500	536,406
Cydsa SAB de CV, 6.25%, 10/04/27(a)		200	201,563
Fomento Economico Mexicano SAB de CV, 3.50%, 01/16/50		472	498,373
Grupo KUO SAB de CV, 5.75%, 07/07/27(a)		270	260,719
Industrias Penoles SAB de CV(a)
4.15%, 09/12/29		704	764,720
4.75%, 08/06/50		200	205,846
Kimberly-Clark de Mexico SAB de CV, 2.43%, 07/01/31(a)		330	337,425
Mexico City Airport Trust, 5.50%, 07/31/47(a)		269	218,635

CONSOLIDATED SCHEDULE OF INVESTMENTS	5

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mexico (continued)
Minera Mexico SA de CV, 4.50%, 01/26/50(a)	USD	373	$404,705
Petroleos Mexicanos
5.50%, 01/21/21		65	65,569
1.88%, 04/21/22	EUR	100	112,079
4.25%, 01/15/25	USD	582	539,314
4.50%, 01/23/26		1,192	1,055,158
6.88%, 08/04/26		108	103,939
6.50%, 01/23/29		200	179,084
6.84%, 01/23/30(a)		194	173,145
5.95%, 01/28/31(a)(l)		200	167,230
6.63%, 06/15/35		150	123,328
7.69%, 01/23/50(a)		169	141,453
6.95%, 01/28/60		1,940	1,500,590
(3 mo. LIBOR US + 3.65%), 3.90%, 03/11/22(b)		390	381,003
Trust F/1401(a)
4.87%, 01/15/30		200	201,350
6.95%, 01/30/44		499	531,123

			13,192,624

Morocco — 0.0%
OCP SA, 4.50%, 10/22/25		200	210,938

MultiNational — 0.1%
Clarios Global LP/Clarios US Finance Co., 4.38%, 05/15/26	EUR	200	234,783
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd.(a)
8.75%, 05/25/24	USD	120	120,527
8.00%, 12/31/26		48	37,251
(6.00% Cash and 7.00% PIK), 13.00%, 12/31/25(i)		60	54,666
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 04/15/29(a)		34	37,739
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29		250	245,000

			729,966

Netherlands — 2.0%
ABN AMRO Bank NV, 0.88%, 01/15/24	EUR	100	120,919
Airbus SE
2.00%, 04/07/28		400	503,387
2.38%, 04/07/32		100	126,828
2.38%, 06/09/40		100	118,906
Allianz Finance II BV, 0.01%, 01/14/25		100	118,219
ASML Holding NV, 1.38%, 07/07/26		820	1,037,047
BMW Finance NV
0.01%, 03/24/23		35	41,018
0.01%, 04/14/23		480	562,139
Braskem Netherlands Finance BV
4.50%, 01/10/28	USD	282	271,425
(5 year CMT + 8.22%), 8.50%, 01/23/81(h)		269	270,765
Conti-Gummi Finance BV, 1.13%, 09/25/24	EUR	100	119,578
Cooperatieve Rabobank UA
1.38%, 02/03/27		100	127,618
4.63%, 05/23/29	GBP	255	403,421
Deutsche Telekom International Finance BV, 4.25%, 07/13/22	EUR	520	657,332
Digital Dutch Finco BV, 0.63%, 07/15/25		100	118,623
EDP Finance BV, 1.88%, 10/13/25		100	127,302
Enexis Holding NV, 0.75%, 07/02/31		100	122,777
Equate Petrochemical BV, 4.25%, 11/03/26(a)	USD	200	209,586
Givaudan Finance Europe BV, 1.00%, 04/22/27	EUR	100	123,255

Security	Par (000)		Value

Netherlands (continued)
ING Bank NV, (3 mo. Euribor + 0.40%), 0.09%, 04/08/22(b)	EUR	500	$589,460
ING Groep NV
1.00%, 09/20/23		200	241,314
3.55%, 04/09/24	USD	333	362,656
(1 year CMT + 1.10%), 1.40%, 07/01/26(a)(h)		200	202,281
(5 year EUR Swap + 2.15%), 2.50%, 02/15/29(h)	EUR	100	123,481
NXP BV/NXP Funding LLC, 5.55%, 12/01/28(a)	USD	28	34,628
NXP BV/NXP Funding LLC/NXP USA, Inc.(a)
2.70%, 05/01/25		30	31,781
3.88%, 06/18/26		11	12,323
3.15%, 05/01/27		77	83,221
4.30%, 06/18/29		136	156,771
3.40%, 05/01/30		101	110,566
OCI NV, 5.00%, 04/15/23	EUR	200	239,870
PPF Telecom Group BV, 3.25%, 09/29/27		100	116,670
Redexis Gas Finance BV
1.88%, 05/28/25		200	244,961
1.88%, 04/27/27		100	123,682
RELX Finance BV, 0.50%, 03/10/28		100	117,471
Shell International Finance BV
0.13%, 11/08/27		100	116,843
1.25%, 05/12/28		100	125,886
2.38%, 11/07/29	USD	277	292,368
3.63%, 08/21/42		4	4,372
Siemens Financieringsmaatschappij NV
0.88%, 06/05/23	GBP	500	652,074
1.00%, 02/20/25		200	264,356
Swisscom Finance BV, 0.38%, 11/14/28	EUR	180	215,320
Telefonica Europe BV, (6 year EUR Swap + 4.11%),
4.38%(h)(j)		1,100	1,357,997
United Group BV, 4.88%, 07/01/24		200	236,835
Upjohn Finance BV
0.82%, 06/23/22		100	118,485
1.02%, 06/23/24		390	466,501
Volkswagen Financial Services NV, 1.63%, 02/10/24	GBP	200	261,024
Vonovia Finance BV
0.75%, 01/25/22	EUR	200	236,884
1.80%, 06/29/25		100	125,834
VZ Vendor Financing BV, 2.50%, 01/31/24		100	114,900
Wolters Kluwer NV, 0.75%, 07/03/30		150	179,319

			12,740,279

Norway — 0.1%
Equinor ASA, 1.38%, 05/22/32		130	165,830
Telenor ASA, 0.01%, 09/25/23		160	188,162

			353,992

Panama — 0.1%
AES Panama Generation Holdings SRL, 4.38%, 05/31/30(a)	USD	400	409,875
Banco Nacional de Panama, 2.50%, 08/11/30(a)		293	288,359
Banistmo SA, 3.65%, 09/19/22.		200	202,500

			900,734

Peru — 0.3%
Banco de Credito del Peru, (5 year CMT + 3.00%), 3.13%, 07/01/30(a)(h)		570	570,000
Banco Internacional del Peru SAA Interbank, 3.25%, 10/04/26(a)		181	189,032
Consorcio Transmantaro SA, 4.70%, 04/16/34(a)		215	253,505

6

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Peru (continued)
Inkia Energy Ltd., 5.88%, 11/09/27	USD	200	$208,813
Nexa Resources SA, 5.38%, 05/04/27(a)		200	208,250
Orazul Energy Egenor SCA, 5.63%, 04/28/27(a)		293	302,815

			1,732,415

Portugal — 0.0%
Transportes Aereos Portugueses SA, 5.63%, 12/02/24(a)	EUR	100	71,521

S.Georgia/S.San — 0.0%
Credit Suisse Group Funding Guernsey Ltd., 3.75%, 03/26/25	USD	253	279,052

Saudi Arabia — 0.2%
SABIC Capital II BV, 4.00%, 10/10/23(a)		542	582,650
Saudi Arabian Oil Co., 4.25%, 04/16/39		200	229,162
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43		200	239,125

			1,050,937

Singapore(a) — 0.1%
Puma International Financing SA
5.13%, 10/06/24		697	616,845
5.00%, 01/24/26		200	167,062

			783,907

South Africa — 0.0%
Gold Fields Orogen Holdings BVI Ltd., 5.13%, 05/15/24(a)		200	217,250

South Korea — 0.0%
Hyundai Capital America, 3.10%, 04/05/22(a)		305	313,673

Spain — 0.4%
Amadeus IT Group SA
2.88%, 05/20/27	EUR	300	373,272
1.88%, 09/24/28		100	114,444
Banco de Sabadell SA
0.88%, 07/22/25		100	117,215
(1 year EUR Swap + 1.55%), 1.13%, 03/11/27(h)		400	469,603
(1 year EUR Swap + 2.10%), 1.75%, 06/29/23(h)		200	239,454
Banco Santander SA, 2.71%, 06/27/24	USD	400	423,208
ContourGlobal Power Holdings SA
3.38%, 08/01/23	EUR	200	233,213
4.13%, 08/01/25		100	118,101
El Corte Ingles SA, 3.00%, 03/15/24		200	232,693
Ferrovial Netherlands BV, (5 year EUR Swap + 2.13%), 2.12%(h)(j)		200	219,868
Telefonica Emisiones SA, 1.45%, 01/22/27		100	124,950

			2,666,021

Sweden — 0.4%
Atlas Copco AB, 2.50%, 02/28/23		780	972,586
Skandinaviska Enskilda Banken AB, 0.38%, 02/11/27		425	501,645
Svenska Handelsbanken AB, 0.50%, 02/18/30		100	118,213
Verisure Holding AB
3.50%, 05/15/23		100	117,726
3.88%, 07/15/26		100	117,303
Verisure Midholding AB, 5.75%, 12/01/23		100	117,051
Volvo Treasury AB
0.01%, 02/11/23		100	117,200
(3 mo. Euribor + 0.65%), 0.16%, 09/13/21(b)		200	234,824

			2,296,548

Security	Par (000)		Value

Switzerland — 0.6%
Credit Suisse Group AG(h)
(1 year EUR Swap + 0.75%), 1.25%, 07/17/25	EUR	200	$241,481
(1 year EURIBOR ICE Swap Rate + 1.05%), 1.00%, 06/24/27		325	389,544
(1 year EURIBOR ICE Swap Rate + 3.50%), 3.25%, 04/02/26		1,000	1,310,290
Credit Suisse Group Funding Guernsey Ltd., 1.25%, 04/14/22		195	233,086
Sika Capital BV, 0.88%, 04/29/27		380	464,465
UBS AG, (5 year EUR Swap + 3.40%), 4.75%, 02/12/26(h)		235	278,625
UBS Group AG(h)
(1 year EUR Swap + 0.55%), 0.25%, 01/29/26		565	662,227
(1 year EUR Swap + 0.75%), 1.25%, 04/17/25		200	243,068

			3,822,786

United Arab Emirates — 0.2%
DP World Ltd., 6.85%, 07/02/37.	USD	400	499,500
MDGH - GMTN BV(a)
2.50%, 11/07/24		575	599,438
2.88%, 11/07/29		400	428,000

			1,526,938

United Kingdom — 1.8%
Amcor UK Finance PLC, 1.13%, 06/23/27	EUR	100	121,741
Arrow Global Finance PLC, 5.13%, 09/15/24	GBP	200	243,458
Barclays PLC(h)
(1 year EUR Swap + 3.70%), 3.38%, 04/02/25	EUR	230	292,593
(3 mo. LIBOR US + 1.61%), 3.93%, 05/07/25	USD	348	374,772
(5 year EUR Swap + 1.90%), 2.00%, 02/07/28	EUR	200	232,642
(5 year EUR Swap + 2.45%), 2.63%, 11/11/25		200	234,655
(5 year USD Swap + 6.77%), 7.88%(j)	USD	200	205,750
BAT Capital Corp., 5.28%, 04/02/50		353	414,869
BAT International Finance PLC
4.00%, 09/04/26	GBP	100	145,009
1.25%, 03/13/27	EUR	140	167,515
2.25%, 01/16/30		315	393,088
BP Capital Markets PLC
0.83%, 11/08/27		485	581,078
1.23%, 05/08/31		130	158,043
British Telecommunications PLC
0.88%, 09/26/23		100	119,080
1.00%, 06/23/24		525	627,507
Cabot Financial Luxembourg SA, 7.50%, 10/01/23	GBP	200	260,220
Chanel Ceres PLC(f)
0.50%, 07/31/26	EUR	170	200,463
1.00%, 07/31/31		100	118,607
Coca-Cola European Partners PLC, 1.13%, 04/12/29		100	124,090
CPUK Finance Ltd., 4.25%, 08/28/22	GBP	200	254,272
eG Global Finance PLC
3.63%, 02/07/24	EUR	100	113,296
4.38%, 02/07/25		100	110,797
6.25%, 10/30/25		100	116,717
Fresnillo PLC, 4.25%, 10/02/50(a)	USD	675	666,949
Heathrow Finance PLC, 3.88%, 03/01/27	GBP	200	237,424
HSBC Holdings PLC, (3 mo. LIBOR US + 1.53%), 4.58%, 06/19/29(h)	USD	251	289,587
Informa PLC
1.25%, 06/10/25(f)		250	291,834
1.25%, 04/22/28	EUR	400	427,460
Ladbrokes Group Finance PLC, 5.13%, 09/16/22	GBP	100	131,311

CONSOLIDATED SCHEDULE OF INVESTMENTS	7

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value

United Kingdom (continued)
Motability Operations Group PLC, 0.38%, 01/03/26	EUR	100	$119,262
National Grid Electricity Transmission PLC, 0.19%, 01/20/25		100	117,999
Natwest Group PLC, 2.50%, 03/22/23		200	246,161
Pinewood Finance Co. Ltd., 3.25%, 09/30/25	GBP	200	256,934
Premier Foods Finance PLC, 6.25%, 10/15/23		200	264,418
RELX Capital, Inc., 3.50%, 03/16/23	USD	437	464,767
Rolls-Royce PLC
0.88%, 05/09/24	EUR	200	203,141
1.63%, 05/09/28		100	93,754
Standard Chartered PLC, (3 mo. LIBOR US + 1.20%), 2.74%, 09/10/22(a)(h)	USD	270	274,265
Virgin Media Secured Finance PLC, 5.50%, 08/15/26(a) .		200	208,500
Vmed O2 UK Financing I PLC, 3.25%, 01/31/31	EUR	200	233,024
Vodafone Group PLC
1.75%, 08/25/23		750	923,508
4.38%, 05/30/28	USD	120	142,044
WPP Finance, 1.38%, 03/20/25	EUR	145	176,635

			11,379,239

United States — 17.1%
AbbVie, Inc. , 1.38%, 05/17/24		100	121,911
Abbott Ireland Financing DAC, 0.10%, 11/19/24		530	624,754
AbbVie, Inc.(a)
1.25%, 06/01/24		100	121,411
3.80%, 03/15/25	USD	18	19,959
2.95%, 11/21/26		12	13,071
4.63%, 10/01/42		4	4,869
Acadia Healthcare Co, Inc., 5.50%, 07/01/28(a)		30	30,855
Activision Blizzard, Inc.
1.35%, 09/15/30		121	118,283
2.50%, 09/15/50		70	65,229
AEP Texas, Inc.
3.85%, 10/01/25(a)		110	121,194
Series G, 4.15%, 05/01/49		27	32,424
Alabama Power Co., 6.00%, 03/01/39		5	7,286
Altria Group, Inc.
3.80%, 02/14/24		516	564,002
1.70%, 06/15/25	EUR	220	271,363
4.40%, 02/14/26	USD	185	213,705
2.20%, 06/15/27	EUR	210	265,938
4.80%, 02/14/29	USD	247	293,089
5.80%, 02/14/39		106	135,649
Amazon.com, Inc., 4.05%, 08/22/47.		114	148,110
Ameren Illinois Co.
3.80%, 05/15/28		100	116,896
3.70%, 12/01/47		32	37,654
3.25%, 03/15/50		81	91,127
American Airlines Pass Through Trust, Series B, 3.85%, 02/15/28		89	59,004
American Airlines Pass-Through Trust
4.40%, 09/22/23		81	58,424
4.38%, 06/15/24(a)		69	46,378
3.75%, 10/15/25		140	97,985
3.60%, 09/22/27		10	9,808
3.00%, 10/15/28		63	58,549
Series AA, 3.20%, 06/12/28		40	37,537
Series AA, 3.65%, 02/15/29		34	32,682
Series AA, 3.15%, 02/15/32		82	77,376
Series B, 5.25%, 01/15/24		6	4,274
Series B, 4.95%, 02/15/25		17	12,272

Security	Par (000)		Value

United States (continued)
American Airlines Pass-Through Trust (continued)
Series B, 3.70%, 10/15/25	USD	8	$5,075
American Builders & Contractors Supply Co., Inc.(a)
5.88%, 05/15/26		25	25,938
4.00%, 01/15/28		26	26,423
American Tower Corp.
3.38%, 05/15/24		491	531,609
1.30%, 09/15/25		179	180,906
1.95%, 05/22/26	EUR	340	431,930
3.95%, 03/15/29	USD	10	11,513
2.10%, 06/15/30		89	89,577
Analog Devices, Inc., 5.30%, 12/15/45		5	7,060
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 02/01/36.		151	182,411
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/30		135	153,594
8.20%, 01/15/39		8	13,006
4.95%, 01/15/42		339	415,941
Aon PLC, 4.75%, 05/15/45		2	2,605
Apple, Inc.
1.00%, 11/10/22	EUR	1,070	1,287,304
3.00%, 11/13/27	USD	203	229,465
Applied Materials, Inc.
1.75%, 06/01/30		281	289,536
2.75%, 06/01/50		41	43,089
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
5.25%, 04/30/25(a)		677	707,465
2.13%, 08/15/26	EUR	200	227,429
4.75%, 07/15/27	GBP	200	258,643
AT&T, Inc.
0.00%, 11/27/22(a)(k)(l)	USD	1,000	986,135
4.35%, 03/01/29		444	522,636
4.38%, 09/14/29	GBP	100	155,714
2.75%, 06/01/31	USD	708	746,981
3.15%, 09/04/36	EUR	250	346,701
2.60%, 05/19/38		225	294,281
4.80%, 06/15/44	USD	150	178,773
3.65%, 06/01/51		240	242,076
3.50%, 09/15/53(a)		297	287,147
Autodesk, Inc.
4.38%, 06/15/25		210	240,925
2.85%, 01/15/30		133	145,527
Axalta Coating Systems Dutch Holding B BV, 3.75%, 01/15/25	EUR	100	117,158
Baltimore Gas & Electric Co., 3.20%, 09/15/49	USD	21	22,615
Bank of America Corp.
5.88%, 01/05/21		50	50,730
2.38%, 06/19/24	EUR	100	126,729
4.20%, 08/26/24	USD	119	132,523
4.00%, 01/22/25		10	11,140
4.45%, 03/03/26		73	84,194
(3 mo. Euribor + 1.20%), 1.78%, 05/04/27(h)	EUR	405	509,602
(3 mo. LIBOR US + 0.37%), 2.74%, 01/23/22(h)	USD	65	65,457
(3 mo. LIBOR US + 0.63%), 2.33%, 10/01/21(h)		65	65,000
(3 mo. LIBOR US + 0.64%), 2.02%, 02/13/26(h)		111	115,116
(3 mo. LIBOR US + 0.78%), 3.55%, 03/05/24(h)		481	512,246
(3 mo. LIBOR US + 0.87%), 2.46%, 10/22/25(h)		654	689,530
(3 mo. LIBOR US + 1.04%), 3.42%, 12/20/28(h)		36	40,060
(3 mo. LIBOR US + 1.09%), 3.09%, 10/01/25(h)		183	197,329
(3 mo. LIBOR US + 1.31%), 4.27%, 07/23/29(h)		1,442	1,691,556

8

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value

United States (continued)
Bank of America Corp. (continued)
(3 mo. LIBOR US + 1.37%), 3.59%, 07/21/28(h)	USD	92	$103,321
(3 mo. LIBOR US + 1.51%), 3.71%, 04/24/28(h)		60	67,847
(3 mo. LIBOR US + 1.58%), 3.82%, 01/20/28(h)		1,008	1,139,312
(Secured Overnight Financing Rate + 0.91%), 0.98%, 09/25/25(h)		116	115,973
(Secured Overnight Financing Rate + 2.15%), 2.59%, 04/29/31(h)		299	318,112
Bausch Health Americas, Inc.(a)
9.25%, 04/01/26		55	60,500
8.50%, 01/31/27		61	67,024
Bausch Health Cos., Inc.
4.50%, 05/15/23	EUR	200	232,300
9.00%, 12/15/25(a)	USD	55	59,829
Beacon Roofing Supply, Inc., 4.88%, 11/01/25(a)		50	49,000
Becton Dickinson & Co.
1.40%, 05/24/23	EUR	495	596,433
3.79%, 05/20/50	USD	69	77,178
Becton Dickinson Euro Finance Sarl
0.17%, 06/04/21	EUR	230	269,511
0.63%, 06/04/23		200	236,371
Berry Global, Inc.
1.00%, 01/15/25		100	112,516
4.50%, 02/15/26(a)	USD	21	21,210
4.88%, 07/15/26(a)		50	52,500
5.63%, 07/15/27(a)		21	22,050
Blackstone Holdings Finance Co. LLC, 2.00%, 05/19/25	EUR	100	126,136
Boxer Parent Co., Inc., 6.50%, 10/02/25		200	241,787
BP Capital Markets America, Inc., 3.41%, 02/11/26	USD	169	188,624
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.65%, 01/15/23		7	7,272
3.13%, 01/15/25		682	726,503
3.88%, 01/15/27		210	232,660
Broadcom, Inc.
2.25%, 11/15/23		509	529,180
4.70%, 04/15/25		42	47,725
4.25%, 04/15/26		72	81,117
3.46%, 09/15/26		214	234,355
4.75%, 04/15/29		69	80,389
5.00%, 04/15/30		262	309,054
4.15%, 11/15/30(f)		270	303,303
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26(a)		24	18,914
Burlington Northern Santa Fe LLC, 3.05%, 02/15/51		124	136,553
Caesars Entertainment, Inc., 6.25%, 07/01/25(a)		572	597,880
Caesars Resort Collection LLC/CRC Finco, Inc., 5.25%, 10/15/25(a)		59	57,083
Calpine Corp., 5.25%, 06/01/26(a)		48	49,866
Cameron Liquified Natural Gas LLC(a)
3.30%, 01/15/35		193	217,753
3.40%, 01/15/38		32	34,632
Capital One Financial Corp., 0.80%, 06/12/24	EUR	100	117,315
CCO Holdings LLC/CCO Holdings Capital Corp.(a)
5.50%, 05/01/26	USD	35	36,356
5.13%, 05/01/27		76	79,969
5.38%, 06/01/29		35	37,931
4.50%, 08/15/30		39	40,952
Centene Corp.
5.38%, 08/15/26(a)		27	28,598
4.63%, 12/15/29		122	131,597

Security	Par (000)		Value

United States (continued)
CenturyLink, Inc.
5.63%, 04/01/25	USD	21	$22,436
5.13%, 12/15/26(a)		49	50,342
4.00%, 02/15/27(a)		49	49,780
Series Y, 7.50%, 04/01/24.		33	36,947
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/31		234	243,363
6.48%, 10/23/45		241	323,242
5.75%, 04/01/48		291	363,048
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/24		355	408,732
5.88%, 03/31/25		231	263,302
5.13%, 06/30/27		77	85,712
Citgo Holding, Inc., 9.25%, 08/01/24(a)		602	573,405
Citigroup, Inc.(h)
(3 mo. Euribor + 0.96%), 0.50%, 10/08/27	EUR	130	151,701
(3 mo. LIBOR US + 1.19%), 4.08%, 04/23/29	USD	1,124	1,300,044
(Secured Overnight Financing Rate + 1.42%), 2.98%, 11/05/30.		370	400,019
Series V, (Secured Overnight Financing Rate + 3.23%), 4.70%(j)		10	9,663
Clarios Global LP/Clarios US Finance Co., 6.25%, 05/15/26(a)		23	24,117
Comcast Corp.
3.30%, 02/01/27		66	74,464
1.50%, 02/20/29	GBP	285	375,514
2.65%, 02/01/30	USD	2,152	2,344,852
4.25%, 10/15/30		159	195,258
1.95%, 01/15/31		201	206,596
1.25%, 02/20/40	EUR	160	188,573
4.00%, 03/01/48	USD	120	145,796
4.95%, 10/15/58		110	157,612
Constellation Brands, Inc., (3 mo. LIBOR US + 0.70%), 0.98%, 11/15/21(b)		70	70,005
Consumers Energy Co.
3.80%, 11/15/28		20	23,837
3.10%, 08/15/50		55	60,029
Continental Resources, Inc., 5.00%, 09/15/22		52	51,614
Corning, Inc., 3.70%, 11/15/23		15	16,236
Cox Communications, Inc.(a)
3.15%, 08/15/24		390	419,638
3.35%, 09/15/26		30	33,366
4.50%, 06/30/43		25	30,190
COX Communications, Inc., 3.25%, 12/15/22(a)		40	42,163
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26		30	31,125
Crown Castle International Corp.
1.35%, 07/15/25		12	12,130
3.80%, 02/15/28		10	11,345
4.30%, 02/15/29		44	51,359
3.10%, 11/15/29		136	147,373
3.30%, 07/01/30		299	326,978
2.25%, 01/15/31		79	79,849
4.15%, 07/01/50		120	137,162
Crown European Holdings SA, 2.25%, 02/01/23	EUR	100	118,116
CSC Holdings LLC, 4.13%, 12/01/30(a)	USD	400	407,700
CSX Corp.
3.80%, 03/01/28		61	71,506
4.25%, 03/15/29		185	222,499
4.30%, 03/01/48		26	32,384

CONSOLIDATED SCHEDULE OF INVESTMENTS	9

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value

United States (continued)
CVS Health Corp.
2.63%, 08/15/24	USD	949	$1,011,540
5.00%, 12/01/24		109	125,376
4.10%, 03/25/25		53	59,870
3.88%, 07/20/25		747	841,601
CyrusOne LP/CyrusOne Finance Corp., 1.45%, 01/22/27	EUR	100	116,303
DaVita, Inc., 4.63%, 06/01/30(a)	USD	1,450	1,485,235
Dell International LLC/EMC Corp.(a)
5.85%, 07/15/25		132	153,805
4.90%, 10/01/26		98	110,781
6.10%, 07/15/27		91	107,905
Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, 08/15/26(a)		41	29,008
Discovery Communications LLC
3.95%, 03/20/28		50	56,880
5.20%, 09/20/47		57	69,047
Dominion Energy Gas Holdings LLC, 4.80%, 11/01/43		21	26,200
Dow Chemical Co.
9.00%, 04/01/21		80	83,221
0.50%, 03/15/27	EUR	100	113,688
DR Horton, Inc., 2.60%, 10/15/25	USD	1,072	1,149,640
Duke Energy Carolinas LLC
3.95%, 11/15/28		6	7,194
2.45%, 02/01/30		285	308,217
3.75%, 06/01/45		34	40,189
3.88%, 03/15/46		58	70,229
3.95%, 03/15/48		9	11,139
Duke Energy Florida LLC
3.80%, 07/15/28		2	2,342
2.50%, 12/01/29		143	155,115
1.75%, 06/15/30		193	196,002
3.40%, 10/01/46		57	64,025
4.20%, 07/15/48		110	140,320
Duke Energy Ohio, Inc., 3.65%, 02/01/29		48	55,732
Duke Energy Progress LLC
4.10%, 03/15/43		43	52,532
4.20%, 08/15/45		12	14,947
3.70%, 10/15/46		7	8,244
2.50%, 08/15/50		60	58,172
DuPont de Nemours, Inc., 2.17%, 05/01/23		142	143,465
DXC Technology Co., 4.00%, 04/15/23		206	216,927
Edison International, 4.95%, 04/15/25		125	136,825
Elanco Animal Health, Inc., 5.90%, 08/28/28		27	31,185
Eli Lilly & Co., 1.70%, 11/01/49	EUR	100	127,342
Entergy Louisiana LLC, 4.20%, 09/01/48	USD	39	49,423
Enterprise Products Operating LLC, Series E, (3 mo. LIBOR US + 3.03%), 5.25%, 08/16/77(h)		9	8,570
Equinix, Inc.
2.63%, 11/18/24		22	23,392
1.00%, 09/15/25(f)		245	243,247
1.55%, 03/15/28(f)		50	50,084
Expedia Group, Inc., 6.25%, 05/01/25(a)		609	671,672
Exxon Mobil Corp.
1.41%, 06/26/39	EUR	150	173,339
3.45%, 04/15/51	USD	104	114,270
FedEx Corp.
3.20%, 02/01/25		321	352,489
3.25%, 04/01/26		62	68,992
Fidelity National Information Services, Inc.
0.75%, 05/21/23	EUR	230	274,534

Security	Par (000)		Value

United States (continued)
Fidelity National Information Services, Inc. (continued)
2.60%, 05/21/25	GBP	450	$627,570
0.63%, 12/03/25	EUR	100	119,360
3.00%, 08/15/26	USD	70	77,651
2.95%, 05/21/39	EUR	100	141,757
1.10%, 07/15/24		110	133,587
FirstEnergy Corp.
2.65%, 03/01/30	USD	25	25,351
2.25%, 09/01/30		300	293,410
7.38%, 11/15/31		214	300,041
FirstEnergy Transmission LLC(a)
4.35%, 01/15/25		1,032	1,150,298
5.45%, 07/15/44		36	46,516
4.55%, 04/01/49		247	290,365
Fiserv, Inc.
3.80%, 10/01/23		2	2,182
2.25%, 07/01/25	GBP	435	597,672
3.50%, 07/01/29	USD	382	435,448
2.65%, 06/01/30		562	604,760
1.63%, 07/01/30	EUR	265	331,304
4.40%, 07/01/49	USD	50	62,720
Florida Power & Light Co.
5.65%, 02/01/37		12	17,127
3.95%, 03/01/48		72	91,078
Ford Motor Credit Co. LLC, 4.39%, 01/08/26		400	395,436
General Dynamics Corp.
3.50%, 04/01/27		292	335,712
2.63%, 11/15/27		91	99,436
General Electric Co.
5.88%, 01/14/38		92	107,581
4.35%, 05/01/50		76	77,490
General Motors Co.
4.20%, 10/01/27		229	245,423
6.80%, 10/01/27		60	73,077
General Motors Financial Co. Inc.
3.50%, 11/07/24		35	36,769
2.90%, 02/26/25		518	533,835
General Motors Financial Co., Inc.
2.75%, 06/20/25		188	192,346
0.85%, 02/26/26	EUR	100	110,889
5.25%, 03/01/26	USD	566	636,782
Georgia-Pacific LLC, 2.10%, 04/30/27(a)		11	11,551
Gilead Sciences, Inc.
3.65%, 03/01/26		15	16,909
1.20%, 10/01/27		31	31,093
4.15%, 03/01/47		118	143,886
Global Payments, Inc., 2.90%, 05/15/30		286	306,023
GLP Capital LP/GLP Financing II, Inc., 4.00%, 01/15/31.		288	299,817
Goldman Sachs Group, Inc.
3.50%, 01/23/25		285	312,703
3.38%, 03/27/25	EUR	235	311,424
3.50%, 04/01/25	USD	668	737,251
3.75%, 05/22/25		26	28,896
3.75%, 02/25/26		168	189,086
Goodyear Tire & Rubber Co., 5.00%, 05/31/26		21	20,404
Gray Television, Inc., 5.88%, 07/15/26(a)		26	26,975
Hasbro, Inc., 2.60%, 11/19/22.		40	41,439
HCA, Inc.
5.25%, 04/15/25		189	218,229
5.88%, 02/01/29		34	39,610
Hilton Domestic Operating Co., Inc., 4.88%, 01/15/30		24	24,720

10

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value

United States (continued)
Honeywell International, Inc.
1.30%, 02/22/23	EUR	835	$1,009,744
0.01%, 03/10/24		100	117,145
Humana, Inc., 4.50%, 04/01/25	USD	192	220,525
Hyundai Capital America, 2.38%, 02/10/23(a)		264	270,682
International Business Machines Corp.
0.88%, 01/31/25	EUR	100	121,995
6.50%, 01/15/28	USD	18	24,196
3.50%, 05/15/29		100	115,255
1.95%, 05/15/30		804	829,467
1.20%, 02/11/40	EUR	240	284,550
4.25%, 05/15/49	USD	120	150,444
Interpublic Group of Companies, Inc., 4.00%, 03/15/22		2	2,087
Interpublic Group of Cos., Inc.
3.50%, 10/01/20		40	40,000
3.75%, 10/01/21		10	10,316
IQVIA, Inc., 3.25%, 03/15/25.	EUR	100	117,916
Iron Mountain, Inc.(a)
5.00%, 07/15/28	USD	535	548,364
5.25%, 07/15/30		305	317,962
JPMorgan Chase & Co.
0.63%, 01/25/24	EUR	1,105	1,316,286
3.20%, 06/15/26	USD	83	92,130
(3 mo. LIBOR US + 0.70%), 3.21%, 04/01/23(h)		43	44,681
(3 mo. LIBOR US + 0.73%), 3.56%, 04/23/24(h)		5	5,362
(3 mo. LIBOR US + 1.00%), 4.02%, 12/05/24(h)		18	19,752
(3 mo. LIBOR US + 1.12%), 4.01%, 04/23/29(h)		350	406,066
(3 mo. LIBOR US + 1.16%), 3.70%, 05/06/30(h)		136	156,086
(3 mo. LIBOR US + 1.25%), 3.96%, 01/29/27(h)		96	109,333
(3 mo. LIBOR US + 1.33%), 4.45%, 12/05/29(h)		386	464,086
(3 mo. LIBOR US + 1.34%), 3.78%, 02/01/28(h)		601	679,754
(3 mo. LIBOR US + 1.38%), 3.54%, 05/01/28(h)		497	559,820
(Secured Overnight Financing Rate + 1.59%), 2.01%, 03/13/26(h)		784	811,717
(Secured Overnight Financing Rate + 1.89%), 2.18%, 06/01/28(h)		1,482	1,546,269
(Secured Overnight Financing Rate + 2.44%), 3.11%, 04/22/51(h)		108	115,897
(Secured Overnight Financing Rate + 2.46%), 3.11%, 04/22/41(h)		180	195,253
Juniper Networks, Inc., 4.50%, 03/15/24		122	136,317
KAR Auction Services, Inc., 5.13%, 06/01/25(a)		22	22,000
KeyCorp., 4.15%, 10/29/25		6	6,900
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of
America LLC, 5.25%, 06/01/26(a)		34	35,326
Kinder Morgan Energy Partners LP
5.00%, 08/15/42		11	12,216
5.50%, 03/01/44		33	38,945
KLA Corp.
4.65%, 11/01/24		53	60,521
4.10%, 03/15/29		86	103,211
5.00%, 03/15/49		110	146,900
L Brands, Inc., 6.88%, 07/01/25(a)		20	21,600
L3Harris Technologies, Inc.
3.85%, 12/15/26		216	248,183
4.40%, 06/15/28		382	455,349
Lam Research Corp.
3.75%, 03/15/26		28	32,122
4.00%, 03/15/29		282	337,895
1.90%, 06/15/30		235	243,837
2.88%, 06/15/50		134	138,528

Security	Par (000)		Value

United States (continued)
Level 3 Financing, Inc.
5.38%, 01/15/24	USD	1,048	$1,053,507
5.25%, 03/15/26		28	29,007
4.25%, 07/01/28(a)		715	725,954
Lockheed Martin Corp., 4.70%, 05/15/46		67	91,300
Lowe’s Cos., Inc., 5.13%, 04/15/50.		120	165,614
Marriott International, Inc., 4.63%, 06/15/30		81	86,747
Marsh & McLennan Cos., Inc.
1.35%, 09/21/26	EUR	635	784,520
2.25%, 11/15/30	USD	64	66,971
Mastercard, Inc., 3.35%, 03/26/30		53	62,146
Mauser Packaging Solutions Holding Co., 4.75%, 04/15/24	EUR	200	228,015
McDonald’s Corp.
1.00%, 11/15/23		100	121,242
2.63%, 09/01/29	USD	370	401,565
2.13%, 03/01/30		160	166,487
4.45%, 09/01/48		138	171,841
Medtronic Global Holdings SCA
0.01%, 12/02/22	EUR	300	352,229
1.13%, 03/07/27		290	358,477
1.63%, 03/07/31		100	130,572
2.25%, 03/07/39		100	137,148
0.38%, 03/07/23		280	331,602
Metropolitan Life Global Funding I
0.01%, 09/23/22		100	117,383
2.38%, 01/11/23		100	123,733
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
4.63%, 06/15/25(a)	USD	70	71,400
4.50%, 09/01/26		21	21,305
5.75%, 02/01/27		28	30,170
MGM Resorts International
5.75%, 06/15/25		30	31,464
4.63%, 09/01/26		20	19,900
MidAmerican Energy Co.
3.65%, 04/15/29		324	386,029
3.65%, 08/01/48		23	27,149
4.25%, 07/15/49		43	55,734
MMS USA Investments, Inc., 0.63%, 06/13/25	EUR	700	825,191
Morgan Stanley
7.25%, 04/01/32	USD	91	136,967
(3 mo. LIBOR US + 1.14%), 3.77%, 01/24/29(h)		70	79,899
(3 mo. LIBOR US + 1.63%), 4.43%, 01/23/30(h)		278	332,161
(Secured Overnight Financing Rate + 3.12%), 3.62%, 04/01/31(h)		980	1,126,000
(Secured Overnight Financing Rate + 4.84%), 5.60%, 03/24/51(h)		80	120,284
Motorola Solutions, Inc.
4.60%, 05/23/29		478	564,505
2.30%, 11/15/30		49	48,643
5.50%, 09/01/44		20	23,246
MPLX LP, 5.25%, 01/15/25		133	137,559
Nationstar Mortgage Holdings, Inc., 9.13%, 07/15/26(a)		10	10,725
Navient Corp.
7.25%, 09/25/23		22	22,715
6.75%, 06/25/25		22	22,275
6.75%, 06/15/26		21	20,948
NBCUniversal Media LLC, 6.40%, 04/30/40		2	3,085
Netflix, Inc.
4.38%, 11/15/26		44	47,905

CONSOLIDATED SCHEDULE OF INVESTMENTS	11

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value

United States (continued)
Netflix, Inc. (continued)
6.38%, 05/15/29	USD	29	$35,670
NGPL PipeCo LLC, 4.88%, 08/15/27(a)		438	475,292
Nissan Motor Acceptance Corp., 3.65%, 09/21/21(a)		45	45,893
Norfolk Southern Corp.
2.90%, 06/15/26		101	111,487
2.55%, 11/01/29		80	87,011
3.40%, 11/01/49		42	46,524
3.05%, 05/15/50		57	60,578
Northern States Power Co.
4.00%, 08/15/45		18	22,557
3.60%, 09/15/47		20	23,743
Northrop Grumman Corp.
2.08%, 10/15/20		44	44,029
2.93%, 01/15/25		560	609,310
4.75%, 06/01/43		16	20,839
Northwest Pipeline LLC, 4.00%, 04/01/27		393	433,347
NRG Energy, Inc.(a)
3.75%, 06/15/24		20	21,350
4.45%, 06/15/29		40	44,074
5.25%, 06/15/29		17	18,488
NuStar Logistics LP, 5.75%, 10/01/25		200	206,560
NVIDIA Corp., 2.85%, 04/01/30		580	651,634
Ohio Power Co., Series D, 6.60%, 03/01/33		22	31,133
OI European Group BV, 2.88%, 02/15/25	EUR	200	230,452
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28	USD	115	135,246
5.75%, 03/15/29		6	7,889
2.75%, 05/15/30		206	229,941
3.80%, 09/30/47		9	10,931
3.10%, 09/15/49		34	37,367
Oracle Corp.
3.40%, 07/08/24		105	114,917
2.80%, 04/01/27		1,008	1,108,337
3.25%, 11/15/27		716	809,983
3.80%, 11/15/37		45	52,794
3.60%, 04/01/50		100	112,717
Otis Worldwide Corp., 2.29%, 04/05/27		5	5,318
Owens-Brockway Glass Container, Inc., 5.88%, 08/15/23(a)		27	28,350
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.Issuer, 5.88%, 10/01/28(a)		50	49,875
Parker-Hannifin Corp., 2.70%, 06/14/24		30	32,119
PayPal Holdings, Inc.
2.40%, 10/01/24		210	222,505
1.65%, 06/01/25		59	61,107
Penske Truck Leasing Co. LP/PTL Finance Corp.(a)
3.90%, 02/01/24		4	4,357
4.00%, 07/15/25		80	90,122
Pfizer, Inc., 2.70%, 05/28/50		67	69,985
PG&E Corp., 5.00%, 07/01/28		275	266,750
Philip Morris International, Inc.
1.13%, 05/01/23		72	73,105
2.88%, 03/03/26	EUR	135	180,014
0.13%, 08/03/26		260	301,091
3.13%, 06/03/33		165	236,799
Post Holdings, Inc.(a)
5.00%, 08/15/26	USD	59	60,475
5.50%, 12/15/29		28	29,960
Priceline Group, Inc., 3.65%, 03/15/25		266	293,567
Procter & Gamble Co., 0.63%, 10/30/24	EUR	150	181,743

Security	Par (000)		Value

United States (continued)
Prologis Euro Finance LLC
0.25%, 09/10/27	EUR	100	$117,074
1.00%, 02/06/35		100	118,956
1.50%, 09/10/49		100	118,919
Public Service Electric & Gas Co.
3.60%, 12/01/47	USD	24	28,394
2.05%, 08/01/50		35	32,219
Raytheon Technologies Corp.
7.20%, 08/15/27(a)		6	8,106
7.00%, 11/01/28(a)		93	127,478
2.25%, 07/01/30		858	907,452
3.13%, 07/01/50		63	67,194
Realty Income Corp.
4.13%, 10/15/26		13	15,043
3.25%, 01/15/31		30	33,199
RELX Capital, Inc., 3.00%, 05/22/30		295	322,563
Republic Services, Inc.
2.30%, 03/01/30		58	61,664
1.45%, 02/15/31		115	113,413
Reynolds American, Inc., 4.45%, 06/12/25		44	49,515
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 5.13%, 07/15/23(a)		367	371,587
Ryder System, Inc.
2.88%, 06/01/22		81	83,929
2.50%, 09/01/24		95	99,844
4.63%, 06/01/25		185	212,590
Sabine Pass Liquefaction LLC
5.63%, 03/01/25		267	305,405
5.88%, 06/30/26		91	107,607
5.00%, 03/15/27		117	131,968
4.20%, 03/15/28		76	82,529
SASOL Financing USA LLC, 5.88%, 03/27/24		249	238,729
Scientific Games International, Inc., 5.00%, 10/15/25(a) .		49	49,245
Select Medical Corp., 6.25%, 08/15/26(a)		527	548,080
Sempra Energy, (3 mo. LIBOR US + 0.50%), 0.78%, 01/15/21(b)		134	134,012
Service Properties Trust
5.00%, 08/15/22		409	406,718
7.50%, 09/15/25		55	58,448
SES SA
1.63%, 03/22/26	EUR	1,080	1,311,129
(5 year EUR Swap + 5.40%), 5.63%(h)(j)		200	247,673
Sherwin-Williams Co. (The), 2.30%, 05/15/30	USD	146	152,466
Sirius XM Radio, Inc., 5.00%, 08/01/27(a)		55	57,337
Six Flags Entertainment Corp., 4.88%, 07/31/24(a)		33	31,042
SM Energy Co., 10.00%, 01/15/25(a)		668	634,600
Southern California Edison Co.
2.90%, 03/01/21		20	20,212
4.20%, 03/01/29		147	168,256
2.25%, 06/01/30		79	79,268
Series 20C, 1.20%, 02/01/26.		175	174,065
Series E, 3.70%, 08/01/25		163	180,680
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 09/20/21(a) .		100	101,120
Standard Industries, Inc., 4.75%, 01/15/28(a)		23	23,863
Starbucks Corp., 3.50%, 11/15/50.		130	138,421
Steel Dynamics, Inc., 3.25%, 01/15/31		25	26,750
Stericycle, Inc., 5.38%, 07/15/24(a)		25	25,961
Stryker Corp.
0.25%, 12/03/24	EUR	100	117,831
0.75%, 03/01/29		100	118,434

12

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value

United States (continued)
Summit Materials LLC/Summit Materials Finance Corp.,
5.25%, 01/15/29(a)	USD	25	$26,031
TEGNA, Inc., 4.75%, 03/15/26(a)		80	81,600
Tenet Healthcare Corp.
4.63%, 09/01/24(a)		15	15,122
5.13%, 05/01/25		33	33,307
4.88%, 01/01/26(a)		48	48,872
6.25%, 02/01/27(a)		35	36,127
4.63%, 06/15/28(a)		30	30,432
Texas Eastern Transmission LP(a)
2.80%, 10/15/22		20	20,579
3.50%, 01/15/28		215	232,380
4.15%, 01/15/48		40	42,717
Textron, Inc.
3.88%, 03/01/25		90	98,623
3.90%, 09/17/29		160	179,260
Thermo Fisher Scientific, Inc., 1.88%, 10/01/49	EUR	100	117,966
Time Warner Cable LLC, 5.50%, 09/01/41	USD	87	105,391
T-Mobile USA, Inc.(a)
3.88%, 04/15/30		776	880,465
2.55%, 02/15/31(f)		200	206,922
4.50%, 04/15/50		100	119,967
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26		267	345,686
4.00%, 03/15/28		262	292,550
4.60%, 03/15/48		79	90,332
TransDigm, Inc., 8.00%, 12/15/25(a)		274	297,975
TRI Pointe Group, Inc., 5.70%, 06/15/28		25	27,375
Union Pacific Corp.
3.25%, 01/15/25		791	870,213
3.75%, 07/15/25		141	160,514
2.97%, 09/16/62(a)		18	17,666
United Airlines Pass-Through Trust
3.65%, 10/07/26		16	11,969
3.45%, 12/01/27		1	790
Series 16-2, 3.65%, 10/07/25		5	3,560
Series 2014-2, Class B, 4.63%, 09/03/22		10	9,467
Series 2019-2, Class B, 3.50%, 05/01/28		64	46,824
Series AA, 3.10%, 07/07/28		126	123,627
Series AA, 2.88%, 10/07/28		7	6,594
Series AA, 3.50%, 03/01/30		64	60,232
Series AA, 2.70%, 05/01/32		76	71,891
Series B, 4.75%, 04/11/22		3	2,504
United Parcel Service, Inc.
3.40%, 03/15/29		347	400,833
4.45%, 04/01/30		308	385,556
United Rentals North America, Inc.
5.88%, 09/15/26		34	35,828
5.50%, 05/15/27		34	36,083
4.88%, 01/15/28		59	61,950
United Technologies Corp.
7.50%, 09/15/29		101	146,800
4.15%, 05/15/45		25	29,988
UnitedHealth Group, Inc.
2.95%, 10/15/27		76	84,816
3.88%, 12/15/28		429	509,816
2.88%, 08/15/29		339	378,053
4.38%, 03/15/42		10	12,725
4.20%, 01/15/47		22	27,864
2.90%, 05/15/50		77	81,205

Security	Par (000)		Value

United States (continued)
US Bancorp., 0.85%, 06/07/24	EUR	100	$120,493
Verizon Communications, Inc.
4.13%, 03/16/27	USD	1,436	1,697,786
4.33%, 09/21/28		149	180,662
3.15%, 03/22/30		770	870,123
1.50%, 09/18/30		275	274,079
1.88%, 09/19/30	GBP	270	362,115
4.40%, 11/01/34	USD	128	159,574
4.27%, 01/15/36		64	78,944
2.88%, 01/15/38	EUR	220	318,837
4.81%, 03/15/39	USD	104	136,190
4.00%, 03/22/50		120	147,735
ViacomCBS, Inc., 5.25%, 04/01/44.		32	37,362
VICI Properties LP/VICI Note Co., Inc.(a)
4.25%, 12/01/26		50	50,233
4.63%, 12/01/29		33	33,578
Virginia Electric & Power Co.
8.88%, 11/15/38		10	18,454
4.00%, 01/15/43		164	200,748
Series C, 2.75%, 03/15/23		87	91,147
Series C, 4.00%, 11/15/46		15	18,559
Vistra Operations Co. LLC(a)
3.55%, 07/15/24		56	59,656
5.50%, 09/01/26		24	25,050
Walt Disney Co., 2.00%, 09/01/29.		106	109,440
Wells Fargo & Co.
0.50%, 04/26/24	EUR	750	881,265
2.00%, 07/28/25	GBP	475	639,455
3.00%, 04/22/26	USD	26	28,304
2.00%, 04/27/26	EUR	135	169,987
(3 mo. LIBOR US + 1.00%), 2.57%, 02/11/31(h)	USD	70	73,487
(3 mo. LIBOR US + 1.17%), 3.20%, 06/17/27(h)		68	74,210
(3 mo. LIBOR US + 1.17%), 2.88%, 10/30/30(h)		406	436,002
(3 mo. LIBOR US + 1.31%), 3.58%, 05/22/28(h)		6	6,717
(Secured Overnight Financing Rate + 2.10%), 2.39%, 06/02/28(h)		690	719,863
(Secured Overnight Financing Rate + 2.53%), 3.07%, 04/30/41(h)		181	189,344
Wyndham Destinations, Inc., 6.63%, 07/31/26(a)		170	178,094
Wyndham Hotels & Resorts, Inc., 5.38%, 04/15/26(a)		11	11,193
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(a)
5.50%, 03/01/25		41	38,694
5.25%, 05/15/27		21	19,530
Yum! Brands, Inc., 4.75%, 01/15/30(a)		28	30,240

			111,257,154

Total Corporate Bonds — 35.3% (Cost: $219,995,235)			229,348,814

Floating Rate Loan Interests(d)

Mexico — 0.0%
Credito Real SAB de CV Sofom ENR, Term Loan B, (3 mo. LIBOR + 3.75%), 4.00%, 02/17/23		85	75,905

Total Floating Rate Loan Interests — 0.0% (Cost: $85,000)			75,905

CONSOLIDATED SCHEDULE OF INVESTMENTS	13

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Foreign Agency Obligations

Albania — 0.1%
Albania Government International Bond, 3.50%, 06/16/27	EUR	403	$483,601

Australia — 1.1%
Australia Government Bond
2.00%, 12/21/21	AUD	210	153,858
5.75%, 07/15/22		320	252,041
2.75%, 04/21/24		130	101,546
4.75%, 04/21/27		220	200,811
2.25%, 05/21/28		90	72,279
3.75%, 04/21/37		80	78,614
3.00%, 03/21/47		5,000	4,629,668
1.75%, 06/21/51		1,905	1,370,242

			6,859,059

Austria(a) — 0.2%
Republic of Austria Government Bond
0.75%, 02/20/28	EUR	556	712,638
1.50%, 02/20/47		222	353,616
0.85%, 06/30/20		47	67,736

			1,133,990

Bahrain — 0.2%
Bahrain Government International Bond
7.38%, 05/14/30	USD	574	629,786
5.63%, 09/30/31		292	284,700
CBB International Sukuk Programme Co. SPC, 6.25%, 11/14/24(a)		200	214,250

			1,128,736

Belgium(a) — 0.2%
Belgium Government Bond, 1.60%, 06/22/47	EUR	351	541,713
Kingdom of Belgium Government Bond, 0.80%, 06/22/28		855	1,100,094

			1,641,807

Brazil — 0.0%
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/21	BRL	1,500	272,156

Canada — 0.9%
Canadian Government Bond
0.50%, 09/01/25	CAD	6,290	4,754,523
5.75%, 06/01/33		170	205,384
5.00%, 06/01/37		90	111,049
4.00%, 06/01/41		280	329,506
3.50%, 12/01/45		140	161,922
2.50%, 12/01/48		210	221,051

			5,783,435

China — 8.2%
China Development Bank
3.30%, 02/01/24	CNY	1,400	204,681
2.89%, 06/22/25		13,800	1,970,757
China Government Bond
3.19%, 04/11/24(f)		1,400	208,514
2.94%, 10/17/24		8,500	1,255,139
2.41%, 06/19/25		79,500	11,451,608
2.85%, 06/04/27		55,200	7,964,574
3.25%, 11/22/28		100	14,780
3.29%, 05/23/29		132,970	19,755,945

Security	Par (000)		Value

China (continued)
China Government Bond (continued)
3.13%, 11/21/29	CNY	7,280	$1,070,226
2.68%, 05/21/30		61,700	8,742,778
3.86%, 07/22/49(f)		3,430	506,883

			53,145,885

Colombia — 0.5%
Colombia Government International Bond
8.13%, 05/21/24	USD	100	120,950
4.50%, 03/15/29		500	560,156
3.00%, 01/30/30		200	203,875
4.13%, 05/15/51		200	208,500
Colombian TES
6.25%, 11/26/25	COP	2,101,100	599,717
7.25%, 10/18/34		5,875,900	1,671,753

			3,364,951

Croatia — 0.1%
Croatia Government International Bond, 1.50%, 06/17/31	EUR	595	723,768

Denmark — 0.0%
Denmark Government Bond
1.50%, 11/15/23	DKK	200	33,591
1.75%, 11/15/25		500	88,241
4.50%, 11/15/39		450	134,777

			256,609

Dominican Republic — 0.3%
Dominican Republic International Bond
5.50%, 01/27/25	USD	250	265,625
6.88%, 01/29/26		100	111,313
5.95%, 01/25/27		100	107,281
4.88%, 09/23/32(a)		150	148,500
6.40%, 06/05/49		673	674,893
5.88%, 01/30/60		574	541,712
5.88%, 01/30/60(a)		293	276,519

			2,125,843

Egypt — 0.6%
Egypt Government International Bond
5.25%, 10/06/25(a)(f)		541	541,000
5.63%, 04/16/30	EUR	697	740,074
6.38%, 04/11/31(a)		1,219	1,329,618
8.50%, 01/31/47(a)	USD	296	285,640
7.90%, 02/21/48		596	548,693
8.88%, 05/29/50(a)		784	777,140

			4,222,165

France — 0.2%
France Government Bond OAT
0.25%, 11/25/20	EUR	150	176,049
2.50%, 05/25/30		40	59,776
1.50%, 05/25/31		190	264,407
5.75%, 10/25/32		100	202,430
French Republic Government Bond OAT, 1.50%, 05/25/50(a)		266	409,580

			1,112,242

Greece — 1.0%
Hellenic Republic Government Bond 3.50%, 01/30/23		9	10,850

14

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Greece (continued)
Hellenic Republic Government Bond (continued)
3.38%, 02/15/25(a)	EUR	268	$354,034
1.88%, 07/23/26(a)		511	645,514
2.00%, 04/22/27(a)		292	370,854
3.75%, 01/30/28		137	193,878
3.88%, 03/12/29(a)		1,010	1,469,610
1.50%, 06/18/30(a)		2,847	3,483,420
3.90%, 01/30/33		12	18,779
4.00%, 01/30/37		10	15,879
4.20%, 01/30/42		39	69,856

			6,632,674

Hungary — 0.1%
Hungary Government International Bond
1.63%, 04/28/32		68	84,286
1.75%, 06/05/35		438	539,210

			623,496

India — 0.5%
India Government Bond, 7.26%, 01/14/29	INR	239,380	3,450,537

Indonesia — 1.1%
Indonesia Government International Bond
2.88%, 07/08/21	EUR	100	119,443
4.75%, 01/08/26	USD	200	232,375
4.10%, 04/24/28		200	227,250
4.75%, 07/18/47		200	243,313
Indonesia Treasury Bond
6.50%, 06/15/25	IDR	7,794,000	538,456
7.00%, 05/15/27		15,127,000	1,034,898
7.00%, 09/15/30		8,849,000	594,691
6.63%, 05/15/33		3,150,000	199,521
7.50%, 06/15/35		8,351,000	564,380
8.38%, 04/15/39		34,114,000	2,438,188
7.38%, 05/15/48		12,947,000	854,052

			7,046,567

Israel — 0.0%
Israel Government International Bond, 3.88%, 07/03/50	USD	225	269,859

Italy — 2.8%
Italy Buoni Poliennali Del Tesoro
1.45%, 09/15/22	EUR	603	729,611
0.95%, 03/01/23		5,204	6,258,683
1.80%, 03/01/41(a)		2,620	3,217,540
4.75%, 09/01/44(a)		232	439,698
2.70%, 03/01/47(a)		485	692,260
3.45%, 03/01/48(a)		925	1,500,211
3.85%, 09/01/49(a)		789	1,369,435
2.45%, 09/01/50(a)		2,685	3,658,134
2.80%, 03/01/67(a)		120	174,594

			18,040,166

Japan — 3.4%
Japan Government Thirty Year Bond
0.70%, 06/20/48	JPY	259,050	2,547,491
0.40%, 09/20/49		1,800,000	16,234,049
0.40%, 12/20/49		171,000	1,540,516

Security	Par (000)		Value

Japan (continued)
Japanese Government CPI Linked Bond
0.10%, 03/10/28	JPY	79,706	$754,249
0.10%, 03/10/29		83,064	786,410

			21,862,715

Lithuania — 0.1%
Lithuania Government International Bond, 0.50%, 07/28/50	EUR	445	505,436

Mexico — 0.1%
Mexico Government International Bond
4.15%, 03/28/27	USD	200	222,300
4.75%, 04/27/32		500	566,094

			788,394

Netherlands — 0.1%
Netherlands Government Bond, 2.75%, 01/15/47(a)	EUR	311	639,669

New Zealand — 0.0%
New Zealand Government Bond
6.00%, 05/15/21	NZD	140	95,946
2.75%, 04/15/25		100	74,314

			170,260

Panama — 0.2%
Banco Latinoamericano de Comercio Exterior SA, 2.38%, 09/14/25(a)	USD	423	427,230
Panama Government International Bond, 6.70%, 01/26/36		400	580,125

			1,007,355

Paraguay — 0.0%
Paraguay Government International Bond, 4.95%, 04/28/31(a)		250	288,750

Peru — 0.1%
Peruvian Government International Bond
2.84%, 06/20/30		66	71,775
6.55%, 03/14/37		350	529,484
5.63%, 11/18/50		16	25,525

			626,784

Qatar — 0.2%
Qatar Government International Bond
4.50%, 04/23/28		400	477,500
6.40%, 01/20/40		200	309,000
4.40%, 04/16/50(a)		215	277,081

			1,063,581

Romania — 0.4%
Romanian Government International Bond
2.75%, 02/26/26	EUR	224	281,341
2.88%, 03/11/29		60	76,458
3.62%, 05/26/30		936	1,240,077
3.00%, 02/14/31(a)	USD	122	125,203
2.00%, 01/28/32	EUR	235	271,479
6.13%, 01/22/44(a)	USD	200	270,625

CONSOLIDATED SCHEDULE OF INVESTMENTS	15

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Romania (continued)
Romanian Government International Bond (continued)
3.38%, 01/28/50	EUR	30	$35,833
4.00%, 02/14/51	USD	54	55,569

			2,356,585

Russia — 1.0%
Russian Federal Bond - OFZ , 6.90%, 05/23/29	RUB	111,650	1,514,017
Russian Federal Bond - OFZ
8.15%, 02/03/27		96,263	1,395,984
6.00%, 10/06/27		54,270	702,252
8.50%, 09/17/31		134,485	2,034,193
Russian Foreign Bond - Eurobond
4.25%, 06/23/27	USD	200	225,000
5.25%, 06/23/47		400	530,000

			6,401,446

Saudi Arabia — 0.1%
Saudi Government International Bond, 4.63%, 10/04/47.		300	366,750

South Africa — 0.0%
Republic of South Africa Government International Bond, 5.88%, 05/30/22		100	105,375

Spain(a) — 1.6%
Spain Government Bond
0.50%, 04/30/30	EUR	4,400	5,310,901
1.25%, 10/31/30		431	555,440
2.70%, 10/31/48		1,765	2,921,434
1.00%, 10/31/50		1,420	1,637,446

			10,425,221

Sweden — 0.0%
Sweden Government Bond
1.00%, 11/12/26	SEK	960	115,452
3.50%, 03/30/39		250	43,922

			159,374

Ukraine — 0.8%
Ukraine Government International Bond
7.75%, 09/01/25(a)	USD	250	250,000
7.75%, 09/01/25		200	200,000
6.75%, 06/20/26	EUR	527	600,310
9.75%, 11/01/28	USD	2,747	2,965,043
7.38%, 09/25/32		1,299	1,220,248

			5,235,601

United Kingdom — 1.0%
United Kingdom Gilt
1.75%, 09/07/22	GBP	200	266,955
0.75%, 07/22/23		1,826	2,411,085
1.75%, 09/07/37		60	91,356
4.75%, 12/07/38		30	66,309
3.25%, 01/22/44		165	326,460
3.50%, 01/22/45		700	1,452,661
1.50%, 07/22/47		1,040	1,579,787

			6,194,613

Security	Par (000)		Value

Uruguay — 0.0%
Uruguay Government International Bond, 4.38%, 10/27/27	USD	150	$173,250

Total Foreign Agency Obligations — 27.2% (Cost: $168,519,248)			176,688,705

	Shares

Investment Companies

United States — 5.8%
Consumer Discretionary Select Sector SPDR Fund		1,990	292,490
Financial Select Sector SPDR Fund.		15,935	383,556
Industrial Select Sector SPDR Fund.		6,585	506,913
iShares iBoxx $ High Yield Corporate Bond ETF(m)		344,324	28,888,784
iShares iBoxx $ Investment Grade Corporate Bond ETF(m)		17,999	2,424,645
iShares JP Morgan USD Emerging Markets Bond ETF(m)		17,451	1,935,141
iShares MSCI Brazil ETF(m)		8,763	242,385
iShares MSCI Emerging Markets ETF(m)		19,721	869,499
iShares Nasdaq Biotechnology ETF(m)		739	100,068
iShares Russell 2000 ETF(m)		8,500	1,273,215
iShares S&P 500 Value ETF(m)		2,805	315,422
VanEck Vectors Semiconductor ETF		732	127,514

Total Investment Companies — 5.8% (Cost: $37,037,563)			37,359,632

	Par (000)

Municipal Bonds

California — 0.0%
California Pollution Control Financing Authority, RB, AMT, 5.00%, 11/21/45(a)	USD	180	184,434

Total Municipal Bonds — 0.0% (Cost: $154,555)			184,434

Non-Agency Mortgage-Backed Securities

Cayman Islands — 0.0%
GPMT Ltd., Series 2018-FL1, Class A, (1 mo. LIBOR US + 0.90%), 1.06%, 11/21/35(a)(b)		40	39,677

United States — 3.1%
Atrium Hotel Portfolio Trust(a)(b)
Series 2017-ATRM, Class D, (1 mo. LIBOR US + 1.95%), 2.10%, 12/15/36		200	168,292
Series 2017-ATRM, Class E, (1 mo. LIBOR US + 3.05%), 3.20%, 12/15/36		150	122,307
BAMLL Commercial Mortgage Securities Trust,
Series 2017-SCH, Class DL, (1 mo. LIBOR US + 2.00%), 2.15%, 11/15/32(a)(b)		150	122,665
BBCMS Mortgage Trust
Series 2017-C1, Class AS, 3.90%, 02/15/50		1,200	1,356,563

16

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value

United States (continued)
BBCMS Mortgage Trust (continued)
Series 2018-TALL, Class D, (1 mo. LIBOR US + 1.45%), 1.60%, 03/15/37(a)(b)	USD	500	$468,791
BX Commercial Mortgage Trust(a)(b)
Series 2018-IND, Class B, (1 mo. LIBOR US + 0.90%), 1.05%, 11/15/35		700	696,923
Series 2018-IND, Class C, (1 mo. LIBOR US + 1.10%), 1.25%, 11/15/35		700	697,377
BXP Trust(a)(c)
Series 2017-CC, Class D, 3.55%, 08/13/37		110	109,498
Series 2017-CC, Class E, 3.55%, 08/13/37		220	204,495
Citigroup Commercial Mortgage Trust
Series 2015-P1, Class A5, 3.72%, 09/15/48		375	418,390
Series 2016-GC36, Class A5, 3.62%, 02/10/49		375	420,435
Series 2019-PRM, Class C, 3.90%, 05/10/36(a)		1,000	1,043,565
COMM Mortgage Trust
Series 2014-CR21, Class A3, 3.53%, 12/10/47		347	375,736
Series 2015-LC19, Class A4, 3.18%, 02/10/48		500	542,086
Series 2016-DC2, Class B, 4.64%, 02/10/49(c)		100	104,626
Series 2016-DC2, Class C, 4.64%, 02/10/49(c)		100	96,360
DBJPM Mortgage Trust, Series 2016-C3, Class A5, 2.89%, 08/10/49.		375	408,363
DBUBS Mortgage Trust(a)(c)
Series 2017-BRBK, Class E, 3.53%, 10/10/34		400	405,211
Series 2017-BRBK, Class F, 3.53%, 10/10/34		240	238,234
GS Mortgage Securities Corp. Trust(a)(b)
Series 2017-500K, Class D, (1 mo. LIBOR US + 1.30%), 1.55%, 07/15/32		90	89,334
Series 2017-500K, Class E, (1 mo. LIBOR US + 1.50%), 1.75%, 07/15/32		120	118,791
Series 2017-500K, Class F, (1 mo. LIBOR US + 1.80%), 2.15%, 07/15/32		90	88,872
Series 2017-500K, Class G, (1 mo. LIBOR US + 2.50%), 2.85%, 07/15/32		40	39,431
GS Mortgage Securities Trust(a)
Series 2017-GS7, Class D, 3.00%, 08/10/50		225	181,333
Series 2017-GS7, Class E, 3.00%, 08/10/50		180	131,977
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2018-AON, Class A, 4.13%, 07/05/31(a)		1,200	1,277,034
JP Morgan Chase Commercial Mortgage Securities Trust , Series 2013-C16, Class B, 5.13%, 12/15/46(c).		1,000	1,077,642
JPMDB Commercial Mortgage Securities Trust
Class A5, 3.69%, 03/15/50		1,200	1,369,311
Series 2017-C7, Class A5, 3.41%, 10/15/50		1,113	1,260,983
LCCM Mortgage Trust, Series 2014-909, Class A, 3.39%, 05/15/31(a)		1,000	1,003,774
MAD Mortgage Trust(a)(c)
Series 2017-330M, Class D, 3.98%, 08/15/34		110	111,745
Series 2017-330M, Class E, 4.03%, 08/15/34		130	129,238
MFT Trust(a)(c)
Series 2020-ABC, Class C, 3.48%, 02/10/42		100	96,002
Series 2020-ABC, Class D, 3.48%, 02/10/42		105	96,584
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C16, Class A5, 3.89%, 06/15/47		375	407,984
Series 2015-C25, Class A5, 3.64%, 10/15/48		400	441,476
Morgan Stanley Capital I Trust, Series 2019-L2, Class A4, 4.07%, 03/15/52		589	694,710
Olympic Tower Mortgage Trust(a)(c) Series 2017-OT, Class D, 3.95%, 05/10/39		130	123,449

Security	Par (000)		Value

United States (continued)
Olympic Tower Mortgage Trust(a)(c) (continued)
Series 2017-OT, Class E, 3.95%, 05/10/39	USD	160	$137,726
Park Avenue Mortgage Trust, Series 2017-280P, Class E, (1 mo. LIBOR US + 2.12%), 2.27%, 09/15/34(a)(b)		350	336,830
Park Avenue Trust, Series 2017-245P, Class E, 3.66%, 06/05/37(a)(c)		250	237,842
Velocity Commercial Capital Loan Trust 2020-1, Series 2020-1, Class M3, 3.19%, 02/25/50(a)(c)		100	93,336
VNDO Mortgage Trust, Series 2012-6AVE, Class C, 3.34%, 11/15/30(a)(c)		1,000	1,025,077
Wells Fargo Commercial Mortgage Trust
Series 2016-NXS5, Class B, 4.96%, 01/15/59(c)		1,400	1,588,473
Series 2018-BXI, Class E, (1 mo. LIBOR US + 2.16%), 2.31%, 12/15/36(a)(b)		86	84,407

			20,243,278

Total Non-Agency Mortgage-Backed Securities — 3.1% (Cost: $19,377,974)			20,282,955

Preferred Securities

Capital Trusts — 0.8%

Austria(h)(j) — 0.1%
Erste Group Bank AG
5.13%	EUR	200	234,924
8.88%		200	250,216

			485,140

Belgium — 0.0%
Solvay Finance SA, 5.43%(h)(j)		200	254,603

France(h)(j) — 0.1%
Credit Agricole SA, 6.50%		200	239,731
Electricite de France SA, 5.38%		200	257,161
Engie SA, 3.25%.		100	125,452

			622,344

Germany(h) — 0.1%
Bayer AG, 2.38%, 11/12/79		100	115,256
RWE AG, 2.75%, 04/21/75		200	234,490
Volkswagen International Finance NV, 2.70%(j)		100	116,826

			466,572

Italy — 0.0%
UniCredit SpA, 6.75%(h)(j)		200	234,675

Mexico — 0.0%
BBVA Bancomer SA, 5.13%(h)	USD	229	219,697

Spain(h)(j) — 0.1%
Naturgy Finance BV, 4.13%	EUR	100	121,349
Repsol International Finance BV, 3.75%		200	235,671
Telefonica Europe BV
3.75%		100	119,004
4.38%		200	246,908

			722,932
Switzerland(a)(h)(j) — 0.1%
Credit Suisse Group AG, 6.25%	USD	200	214,228
UBS Group AG, 7.00%		225	240,187

			454,415

CONSOLIDATED SCHEDULE OF INVESTMENTS	17

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value

United Kingdom(h) — 0.2%
BP Capital Markets PLC, 3.25%(j)	EUR	930	$1,119,672
Vodafone Group PLC, 3.10%, 01/03/79		200	238,301

			1,357,973

United States — 0.1%
Bank of America Corp., Series DD, 6.30%(h)(j)	USD	20	22,602
Belden, Inc., 4.13%, 10/15/26	EUR	200	238,007
Capital One Financial Corp., Series E, 4.05%(h)(j)	USD	25	22,098
Energy Transfer Partners LP, Series A, 6.25%(h)(j)		80	52,200
JPMorgan Chase & Co.(h)(j)
Series HH, 4.60%		17	16,660
Series Q, 5.15%.		30	30,150
Series Z, 4.05%		25	24,656
Morgan Stanley, Series J, 4.05%(h)(j)		21	20,537
NBCUniversal Enterprise, Inc., 5.25%(a)(j)		100	101,000

			527,910

			5,346,261

	Shares

Preferred Stocks — 0.1%

United States — 0.1%
Cash Mandatory Exchangeable Trust, 5.25%, 06/01/23(a)		290	311,976
Federal Home Loan Mortgage Corp.(c)(j)
Series S, 8.25%		1,900	16,872
Series Z, 8.38%		1,900	16,910
Morgan Stanley, Series E, 7.13%(h)(j)		221	6,100

Total Preferred Securities — 0.9% (Cost: $5,733,370)			5,698,119

	Par (000)

U.S. Government Sponsored Agency Securities

Mortgage-Backed Securities — 13.1%
Fannie Mae Mortgage-Backed Securities
3.00%, 08/01/35 - 09/01/50	USD	3,548	3,839,442
6.50%, 11/01/38		14	16,985
6.00%, 07/01/39		47	54,106
4.00%, 01/01/41 - 09/01/50		226	250,110
4.50%, 07/01/48 - 01/01/50		1,500	1,619,848
3.50%, 08/01/50		2,172	2,381,441
Freddie Mac Mortgage-Backed Securities
2.50%, 01/01/29 - 04/01/31		156	166,604
3.50%, 04/01/31 - 01/01/48		744	815,984
5.00%, 05/01/38 - 05/01/39		48	55,262
5.50%, 01/01/39		33	38,608
4.00%, 08/01/40 - 02/01/47		393	435,118
4.50%, 09/01/40 - 12/01/48		341	379,151
3.00%, 12/01/42 - 08/01/50		2,274	2,439,651
Ginnie Mae Mortgage-Backed Securities(n)
4.00%, 10/20/40 - 10/21/50		2,263	2,410,444
3.50%, 01/15/42 - 10/21/50		6,751	7,140,422
5.00%, 10/20/44 - 10/21/50		333	364,306
3.00%, 02/15/45 - 11/19/50		11,112	11,679,369
4.50%, 03/15/47 - 10/21/50		1,147	1,235,968
2.50%, 10/01/50 - 10/21/50		3,114	3,268,105

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
Ginnie Mae Mortgage-Backed Securities(n) (continued)
2.00%, 10/21/50	USD	122	$126,747
Uniform Mortgage-Backed Securities
2.50%, 09/01/27 - 11/12/50(n)		11,303	11,852,644
3.00%, 07/01/29 - 10/14/50(n)		10,863	11,467,950
3.50%, 07/01/29 - 10/14/50(n)		7,110	7,624,079
2.00%, 10/01/31 - 10/14/50(n)		3,664	3,797,815
4.00%, 09/01/33 - 10/14/50(n)		8,609	9,275,123
5.00%, 09/01/35 - 10/14/50(n)		228	258,267
5.50%, 12/01/38		118	139,111
4.50%, 12/01/45 - 10/14/50(n)		1,784	1,955,250

Total U.S. Government Sponsored Agency Securities — 13.1% (Cost: $84,190,221)			85,087,910

U.S. Treasury Obligations
Treasury Inflation Protected Security
0.50%, 04/15/24		5,201	5,522,255
0.13%, 10/15/24(l)		3,552	3,770,524
U.S. Treasury Bonds
1.13%, 05/15/40		2,227	2,196,425
2.25%, 08/15/49		600	715,617
2.38%, 11/15/49		1,200	1,469,344
U.S. Treasury Inflation Indexed Bonds
0.38%, 01/15/27		1,609	1,770,217
0.50%, 01/15/28		315	353,681
U.S. Treasury Inflation Indexed Note, 0.13%, 01/15/30		3,802	4,202,677
U.S. Treasury Inflation Protected Security, 0.13%, 04/15/25		15,901	16,923,543
U.S. Treasury Notes
1.75%, 11/30/21 - 11/15/29.		3,255	3,585,045
1.88%, 02/28/22		500	512,324
0.63%, 05/15/30		1,755	1,749,790

Total U.S. Treasury Obligations — 6.6% (Cost: $41,034,227)			42,771,442

	Shares

Warrants

Venezuela — 0.0%
Venezuela Government International Bond		3,000	3,000

Total Warrants — 0.0% (Cost: $ — )			3,000

Total Long-Term Investments — 96.4% (Cost: $604,103,254)			625,677,409

18

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 4.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.02%(m)(o)	30,931,873	$30,931,873

Total Short-Term Securities — 4.8% (Cost: $30,931,873)		30,931,873

Options Purchased — 0.6% (Cost: $6,442,259)		4,293,709

Total Investments Before TBA Sale Commitments and Options Written — 101.8% (Cost: $641,477,386)		660,902,991

	Par (000)

TBA Sale Commitments

United States — (3.5)%
Ginnie Mae Mortgage-Backed Securities(n)
2.50%, 10/21/50	USD	1,200	(1,260,234)
3.00%, 10/21/50		4,858	(5,086,573)
3.50%, 10/21/50		2,159	(2,265,516)
Uniform Mortgage-Backed Securities(n)
2.50%, 10/14/50		7,033	(7,377,232)
3.00%, 10/14/50		3,711	(3,885,816)
4.00%, 10/14/50		2,528	(2,696,221)

Total TBA Sale Commitments — (3.5)% (Proceeds: $(22,617,057))			(22,571,592)

Options Written — (0.4)% (Premiums Received: $(4,259,329))			(2,988,607)

Total Investments, Net of TBA Sale Commitments and Options Written — 97.9% (Cost: $614,601,000)			635,342,792

Other Assets Less Liabilities — 2.1%			13,894,293

Net Assets — 100.0%			$649,237,085

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Rate shown is the rate in effect as of period end.
(c)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Non-income producing security.
(f)	When-issued security.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)	Perpetual security with no stated maturity date.
(k)	Zero-coupon bond.
(l)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(m)	Affiliate of the Fund.
(n)	Represents or includes a TBA transaction.
(o)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment CompanyAct of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/19	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$4,456,999$	26,474,874	(a)$	—	$—	$—	$30,931,873	30,931,873	$42,972	$—
iShares China Large-Cap ETF(b)	455,585	587,026		(973,644)	(51,967)	(17,000)	—	—	—
iShares iBoxx $ High Yield Corporate Bond ETF	—	32,466,695		(3,956,365)	109,801	268,653	28,888,784	344,324	141,686	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	—	5,916,674		(3,556,120)	63,741	350	2,424,645	17,999	11,090	—
iShares JP Morgan USD Emerging Markets Bond ETF	1,999,187	—		(1)	—	(64,045)	1,935,141	17,451	51,368	—
iShares MSCI Brazil ETF	—	268,749		—	—	(26,364)	242,385	8,763	—
iShares MSCI Emerging Markets ETF	1,452,980	—		(480,044)	(120,118)	16,681	869,499	19,721	4,542	—
iShares Nasdaq Biotechnology ETF	—	83,949		—	—	16,119	100,068	739	140	—
iShares Russell 2000 ETF	960,886	1,453,717		(869,662)	(255,702)	(16,024)	1,273,215	8,500	6,592	—

CONSOLIDATED SCHEDULE OF INVESTMENTS	19

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Strategic Global Bond Fund, Inc.

Affiliates (continued)

Affiliated Issuer	Value at 12/31/19	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income	Capital Gain Distributions from Underlying Funds
iShares S&P 500 Value E	$364,902	$—	$—	$—	$(49,480)	$315,422	2,805	$6,304	$—
iShares U.S. Preferred Stock ETF(b)	—	419,640	(353,291)	(66,349)	—	—	—	1,764	—

				$(320,594)	$128,890	$66,981,032		$266,458	$—

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.

Reverse Repurchase Agreements

Counterparty	Interest Rate		Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
JPMorgan Chase Bank N.A	0.16	%(b)	11/06/19	Open	$932,325	$938,906	U.S. Treasury Obligations	Open/Demand
BNP Paribas S.A	1.15	(b)	07/31/20	Open	155,851	156,144	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.45	(b)	09/09/20	Open	936,250	936,496	Corporate Bonds	Open/Demand

					$2,024,426	$2,031,546

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro BTP	87	12/08/20	$15,054	$155,014
Euro OAT Futures	102	12/08/20	20,157	131,459
German Euro Schatz Futures	32	12/08/20	4,213	1,098
10-Year Japan Bond	1	12/14/20	1,442	1,893
90-Day Euro-Dollar.	60	12/14/20	14,963	58,042
10-Year Korea T-Bond.	44	12/15/20	5,008	44,583
10-Year Canada Bond	57	12/18/20	6,499	(4,374)
FTSE/MIB Index	3	12/18/20	334	(13,619)
10-Year U.S. Treasury Note.	135	12/21/20	18,837	(19,113)
10-Year U.S. Ultra Note	81	12/21/20	12,954	225
U.S. Long Treasury Bond	52	12/21/20	9,167	1,741
U.S. Ultra Treasury Bond	39	12/21/20	8,651	(66,393)
Long Gilt.	93	12/29/20	16,334	3,446
2-Year U.S. Treasury Note	131	12/31/20	28,946	15,477

				309,479

Short Contracts
Euro Bund	9	12/08/20	1,842	2,862
Euro Buxl Futures	8	12/08/20	2,089	(37,973)
EURO-BOBL Future.	286	12/08/20	45,325	(27,286)
Short Term Euro BTP.	45	12/08/20	5,976	(7,609)
10-Year Australian T-Bond	4	12/15/20	428	(2,815)
3-Year Korea T-Bond	153	12/15/20	14,663	(47,751)
DAX Index	4	12/18/20	1,498	14,984
Euro Stoxx 50 Index.	16	12/18/20	599	(8,549)
MSCI Emerging Markets E-Mini Index	4	12/18/20	218	2,169
NASDAQ 100 E-Mini Index	11	12/18/20	2,510	(86,618)
Russell 2000 E-Mini Index	19	12/18/20	1,429	(14,397)
S&P 500 E-Mini Index	154	12/18/20	25,810	(164,435)
5-Year U.S. Treasury Note	562	12/31/20	70,830	(55,502)

20

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Strategic Global Bond Fund, Inc.

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	(Value/ Unrealized Appreciation Depreciation)
Short Contracts (continued)
90-Day Euro-Dollar.	60	03/15/21	$14,971	$(95,518)
90-Day Euro-Dollar.	65	09/13/21	16,219	(480,242)

				(1,008,680)

				$(699,201)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	3,891,500	USD	689,897	Barclays Bank PLC	10/02/20	$3,047
BRL	4,415,670	USD	782,823	Barclays Bank PLC	10/02/20	3,457
BRL	4,939,323	USD	875,658	BNP Paribas S.A.	10/02/20	3,867
BRL	1,969,905	USD	349,231	Citibank N.A.	10/02/20	1,542
BRL	2,066,854	USD	368,000	Citibank N.A.	10/02/20	36
BRL	3,031,488	USD	537,431	Citibank N.A.	10/02/20	2,373
BRL	3,031,488	USD	537,431	Citibank N.A.	10/02/20	2,373
BRL	3,947,003	USD	699,736	Citibank N.A.	10/02/20	3,090
BRL	3,947,003	USD	699,736	Citibank N.A.	10/02/20	3,090
BRL	4,927,461	USD	873,555	Citibank N.A.	10/02/20	3,858
BRL	5,050,656	USD	895,395	Citibank N.A.	10/02/20	3,954
BRL	8,087,688	USD	1,440,000	Citibank N.A.	10/02/20	141
BRL	14,934,141	USD	2,659,000	Citibank N.A.	10/02/20	260
USD	724,000	BRL	3,891,500	Barclays Bank PLC	10/02/20	31,057
USD	815,000	BRL	4,415,670	Barclays Bank PLC	10/02/20	28,720
USD	921,000	BRL	4,939,323	BNP Paribas S.A.	10/02/20	41,475
USD	365,000	BRL	1,969,905	Citibank N.A.	10/02/20	14,227
USD	554,000	BRL	3,031,488	Citibank N.A.	10/02/20	14,196
USD	554,000	BRL	3,031,488	Citibank N.A.	10/02/20	14,196
USD	737,000	BRL	3,947,003	Citibank N.A.	10/02/20	34,173
USD	737,000	BRL	3,947,003	Citibank N.A.	10/02/20	34,173
USD	913,000	BRL	4,927,461	Citibank N.A.	10/02/20	35,587
USD	923,000	BRL	5,050,656	Citibank N.A.	10/02/20	23,651
KRW	1,703,920,000	USD	1,444,000	Bank of America N.A.	10/06/20	12,965
KRW	1,703,920,000	USD	1,444,000	Bank of America N.A.	10/06/20	12,965
USD	1,456,964	KRW	1,703,920,000	Bank of America N.A.	10/06/20	—
USD	1,456,964	KRW	1,703,920,000	Bank of America N.A.	10/06/20	—
AUD	1,049,000	USD	738,681	Barclays Bank PLC	10/14/20	12,684
AUD	1,049,000	USD	738,681	Barclays Bank PLC	10/14/20	12,684
CLP	718,759,250	USD	913,000	Citibank N.A.	10/14/20	2,665
EUR	785,000	USD	917,610	Bank of America N.A.	10/14/20	2,991
EUR	785,000	USD	918,088	Deutsche Bank AG	10/14/20	2,513
JPY	71,494,461	AUD	922,000	Bank of America N.A.	10/14/20	17,586
JPY	151,557,402	AUD	1,954,500	Bank of America N.A.	10/14/20	37,280
JPY	85,399,784	USD	802,900	HSBC Bank USA N.A.	10/14/20	6,950
JPY	85,399,784	USD	802,900	HSBC Bank USA N.A.	10/14/20	6,950
KRW	1,718,328,150	USD	1,473,000	JPMorgan Chase Bank N.A.	10/14/20	694
KRW	1,718,328,150	USD	1,473,000	JPMorgan Chase Bank N.A.	10/14/20	694
MXN	16,382,004	USD	739,000	Barclays Bank PLC	10/14/20	841
RUB	45,186,780	USD	573,000	BNP Paribas S.A.	10/14/20	7,970
RUB	45,186,780	USD	573,000	BNP Paribas S.A.	10/14/20	7,970
USD	1,024,194	AUD	1,393,000	BNP Paribas S.A.	10/14/20	26,433
USD	913,000	CLP	701,412,250	Citibank N.A.	10/14/20	19,434
USD	727,000	COP	2,664,455,000	Citibank N.A.	10/14/20	31,198
USD	913,000	COP	3,400,012,000	JPMorgan Chase Bank N.A.	10/14/20	25,113
USD	913,520	EUR	774,000	HSBC Bank USA N.A.	10/14/20	5,819
USD	1,279,400	EUR	1,084,000	HSBC Bank USA N.A.	10/14/20	8,149
USD	432,383	EUR	365,000	JPMorgan Chase Bank N.A.	10/14/20	4,333

CONSOLIDATED SCHEDULE OF INVESTMENTS	21

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,009,422	EUR	850,000	Morgan Stanley & Co. International PLC	10/14/20	$12,592
USD	332,134	EUR	280,000	UBS AG	10/14/20	3,767
USD	337,824	EUR	285,000	UBS AG	10/14/20	3,593
USD	913,000	HUF	279,304,960	Bank of America N.A.	10/14/20	12,228
USD	913,000	HUF	279,304,960	Bank of America N.A.	10/14/20	12,228
USD	923,000	JPY	96,498,173	UBS AG	10/14/20	7,903
USD	920,000	KRW	1,071,156,000	Barclays Bank PLC	10/14/20	1,342
USD	920,000	KRW	1,071,156,000	Barclays Bank PLC	10/14/20	1,342
USD	70,000	MXN	1,506,267	Citibank N.A.	10/14/20	1,974
USD	70,000	MXN	1,506,267	Citibank N.A.	10/14/20	1,974
USD	329,205	MXN	7,284,746	Citibank N.A.	10/14/20	213
USD	918,000	MXN	19,390,547	Citibank N.A.	10/14/20	42,288
USD	918,000	MXN	19,390,547	Citibank N.A.	10/14/20	42,288
USD	860,000	MXN	18,482,260	Deutsche Bank AG	10/14/20	25,308
USD	860,000	MXN	18,482,260	Deutsche Bank AG	10/14/20	25,308
USD	430,000	MXN	9,248,380	HSBC Bank USA N.A.	10/14/20	12,326
USD	430,000	MXN	9,248,380	HSBC Bank USA N.A.	10/14/20	12,326
USD	486,000	MXN	10,459,935	HSBC Bank USA N.A.	10/14/20	13,610
USD	486,000	MXN	10,459,935	HSBC Bank USA N.A.	10/14/20	13,610
USD	1,843,000	MXN	39,024,051	HSBC Bank USA N.A.	10/14/20	80,603
USD	595,795	MXN	13,192,350	UBS AG	10/14/20	5
USD	730,000	PLN	2,759,181	Bank of America N.A.	10/14/20	16,168
USD	730,000	PLN	2,759,181	Bank of America N.A.	10/14/20	16,168
USD	554,000	RUB	42,308,980	Bank of America N.A.	10/14/20	10,030
USD	554,000	RUB	42,308,980	Bank of America N.A.	10/14/20	10,030
USD	155,000	RUB	11,742,025	Citibank N.A.	10/14/20	4,032
USD	178,000	RUB	13,506,551	Citibank N.A.	10/14/20	4,345
USD	1,666,000	RUB	126,207,830	Citibank N.A.	10/14/20	43,336
USD	1,682,000	RUB	127,629,319	Citibank N.A.	10/14/20	41,060
USD	551,000	ZAR	9,044,500	BNP Paribas S.A.	10/14/20	11,823
USD	918,000	ZAR	15,068,695	BNP Paribas S.A.	10/14/20	19,698
ZAR	9,432,023	USD	553,000	BNP Paribas S.A.	10/14/20	9,279
ZAR	9,432,023	USD	553,000	BNP Paribas S.A.	10/14/20	9,279
ZAR	10,744,430	USD	634,796	BNP Paribas S.A.	10/14/20	5,720
ZAR	15,324,066	USD	913,000	BNP Paribas S.A.	10/14/20	526
ZAR	9,733,666	USD	573,000	Citibank N.A.	10/14/20	7,261
ZAR	9,733,666	USD	573,000	Citibank N.A.	10/14/20	7,261
USD	559,000	BRL	3,092,220	BNP Paribas S.A.	11/04/20	8,836
USD	759,000	BRL	4,198,560	BNP Paribas S.A.	11/04/20	11,997
USD	2,509,046	COP	9,304,673,290	Barclays Bank PLC	12/04/20	85,759
USD	670,718	EUR	563,000	Bank of America N.A.	12/04/20	9,756
USD	1,396,757	EUR	1,172,436	Bank of America N.A.	12/04/20	20,316
USD	501,357	MXN	10,751,405	Deutsche Bank AG	12/04/20	18,630
USD	10,052,812	RUB	760,962,713	Citibank N.A.	12/04/20	315,201
CNH	7,805,000	USD	1,135,405	HSBC Bank USA N.A.	12/16/20	9,988
CNH	40,904,640	USD	6,000,000	Natwest Markets PLC	12/16/20	2,803
CNY	11,402	AUD	2,278	State Street Bank and Trust Co.	12/16/20	42
CNY	34,679	JPY	534,673	State Street Bank and Trust Co.	12/16/20	15
CNY	31,287,458	USD	4,550,000	State Street Bank and Trust Co.	12/16/20	42,299
EUR	1,843,672	AUD	3,004,085	Westpac Banking Corp.	12/16/20	13,149
EUR	120,000	USD	140,462	Barclays Bank PLC	12/16/20	469
EUR	1,972,846	USD	2,310,249	Barclays Bank PLC	12/16/20	6,713
EUR	290,000	USD	340,189	BNP Paribas S.A.	12/16/20	395
EUR	390,000	USD	457,417	BNP Paribas S.A.	12/16/20	609
EUR	150,000	USD	175,063	Deutsche Bank AG	12/16/20	1,101
GBP	889,422	EUR	970,000	BNP Paribas S.A.	12/16/20	9,014
GBP	890,302	EUR	960,000	BNP Paribas S.A.	12/16/20	21,894
GBP	895,897	EUR	970,000	BNP Paribas S.A.	12/16/20	17,372
GBP	5,858,992	EUR	6,322,998	State Street Bank and Trust Co.	12/16/20	137,822
IDR	11,327,129,000	USD	745,000	Barclays Bank PLC	12/16/20	10,650
IDR	16,620,000,000	USD	1,107,631	JPMorgan Chase Bank N.A.	12/16/20	1,115
INR	33,500,000	USD	450,647	Deutsche Bank AG	12/16/20	1,356

22

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	222,926,654	AUD	2,888,467	Commonwealth Bank of Australia	12/16/20	$46,607
JPY	308,712,760	AUD	4,000,000	Commonwealth Bank of Australia	12/16/20	64,543
JPY	1,215,635,869	EUR	9,666,501	State Street Bank and Trust Co.	12/16/20	185,502
JPY	47,600,000	USD	449,219	UBS AG	12/16/20	2,572
KRW	712,229,160	USD	600,000	UBS AG	12/16/20	10,883
MYR	1,800,000	USD	431,406	Barclays Bank PLC	12/16/20	966
RUB	43,901,711	USD	550,000	BNP Paribas S.A.	12/16/20	11,064
SGD	2,461,972	USD	1,800,000	State Street Bank and Trust Co.	12/16/20	3,753
TWD	31,889,000	USD	1,100,000	JPMorgan Chase Bank N.A.	12/16/20	12,930
USD	1,771,592	AUD	2,434,000	Commonwealth Bank of Australia	12/16/20	27,889
USD	1,043,928	BRL	5,551,609	Goldman Sachs International	12/16/20	57,450
USD	9,200,000	CNH	62,515,702	HSBC Bank USA N.A.	12/16/20	25,749
USD	297,975	EUR	250,000	Bank of America N.A.	12/16/20	4,369
USD	309,894	EUR	260,000	Bank of America N.A.	12/16/20	4,544
USD	332,613	EUR	280,000	Bank of America N.A.	12/16/20	3,773
USD	332,893	EUR	280,000	Bank of America N.A.	12/16/20	4,053
USD	435,338	EUR	370,000	Bank of America N.A.	12/16/20	800
USD	7,979,242	EUR	6,696,000	Bank of America N.A.	12/16/20	115,286
USD	226,274	EUR	190,000	Barclays Bank PLC	12/16/20	3,133
USD	297,729	EUR	250,000	Barclays Bank PLC	12/16/20	4,123
USD	319,949	EUR	270,000	Barclays Bank PLC	12/16/20	2,854
USD	493,434	EUR	420,000	Barclays Bank PLC	12/16/20	175
USD	190,948	EUR	160,000	Citibank N.A.	12/16/20	3,040
USD	320,306	EUR	270,000	Citibank N.A.	12/16/20	3,211
USD	446,822	EUR	380,000	Citibank N.A.	12/16/20	540
USD	740,167	EUR	628,000	Citibank N.A.	12/16/20	2,628
USD	7,814,184	EUR	6,630,000	Citibank N.A.	12/16/20	27,741
USD	10,731,794	EUR	9,048,887	Commonwealth Bank of Australia	12/16/20	104,548
USD	1,539,411	EUR	1,290,735	Deutsche Bank AG	12/16/20	23,538
USD	486,527	EUR	410,000	Goldman Sachs International	12/16/20	5,012
USD	2,371,960	EUR	2,000,000	Morgan Stanley & Co. International PLC	12/16/20	23,108
USD	18,920,848	EUR	16,000,000	Natwest Markets PLC	12/16/20	130,034
USD	1,233,367	EUR	1,040,000	UBS AG	12/16/20	11,964
USD	348,562	JPY	36,500,000	Citibank N.A.	12/16/20	2,126
USD	200,000	NOK	1,810,576	Bank of America N.A.	12/16/20	5,851
USD	53,189	PLN	200,000	Citibank N.A.	12/16/20	1,437
USD	113,969	SEK	1,000,000	Westpac Banking Corp.	12/16/20	2,206
USD	310,000	SEK	2,719,163	Westpac Banking Corp.	12/16/20	6,098
USD	168,000	ZAR	2,838,038	State Street Bank and Trust Co.	12/17/20	75
USD	18,571,890	ZAR	313,740,000	State Street Bank and Trust Co.	12/17/20	8,101

						2,813,845

BRL	3,089,817	USD	559,000	BNP Paribas S.A.	10/02/20	(8,809)
BRL	4,195,297	USD	759,000	BNP Paribas S.A.	10/02/20	(11,961)
BRL	3,847,662	USD	729,000	Citibank N.A.	10/02/20	(43,863)
BRL	3,847,662	USD	729,000	Citibank N.A.	10/02/20	(43,863)
USD	547,772	BRL	3,089,817	BNP Paribas S.A.	10/02/20	(2,419)
USD	743,755	BRL	4,195,297	BNP Paribas S.A.	10/02/20	(3,284)
USD	366,418	BRL	2,066,854	Citibank N.A.	10/02/20	(1,618)
USD	682,125	BRL	3,847,662	Citibank N.A.	10/02/20	(3,012)
USD	682,125	BRL	3,847,662	Citibank N.A.	10/02/20	(3,012)
USD	1,433,809	BRL	8,087,688	Citibank N.A.	10/02/20	(6,332)
USD	2,647,569	BRL	14,934,140	Citibank N.A.	10/02/20	(11,692)
AUD	969,000	USD	708,291	UBS AG	10/14/20	(14,227)
AUD	1,287,000	USD	940,733	UBS AG	10/14/20	(18,896)
COP	2,729,158,000	USD	727,000	Citibank N.A.	10/14/20	(14,301)
COP	3,384,491,000	USD	913,000	Citibank N.A.	10/14/20	(29,166)
EUR	2,315,000	USD	2,742,280	Bank of America N.A.	10/14/20	(27,385)
EUR	255,000	USD	300,980	Citibank N.A.	10/14/20	(1,931)
EUR	795,000	USD	938,350	Citibank N.A.	10/14/20	(6,022)
EUR	2,315,000	USD	2,742,321	UBS AG	10/14/20	(27,427)
HUF	222,036,215	USD	730,377	Bank of America N.A.	10/14/20	(14,299)

CONSOLIDATED SCHEDULE OF INVESTMENTS	23

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
HUF	222,036,215	USD	730,377	Bank of America N.A.	10/14/20	$(14,299)
HUF	55,560,564	USD	182,623	Citibank N.A.	10/14/20	(3,437)
HUF	55,560,564	USD	182,623	Citibank N.A.	10/14/20	(3,437)
JPY	76,210,696	AUD	1,011,000	Deutsche Bank AG	10/14/20	(1,438)
JPY	76,210,696	AUD	1,011,000	Deutsche Bank AG	10/14/20	(1,438)
MXN	38,871,158	USD	1,826,000	Citibank N.A.	10/14/20	(70,508)
MXN	23,061,020	USD	1,051,000	Deutsche Bank AG	10/14/20	(9,522)
MXN	5,910,449	USD	276,709	UBS AG	10/14/20	(9,782)
MXN	27,596,862	USD	1,292,000	UBS AG	10/14/20	(45,676)
MXN	59,551,122	USD	2,788,000	UBS AG	10/14/20	(98,563)
PLN	4,077,962	USD	1,090,000	Bank of America N.A.	10/14/20	(34,984)
PLN	4,077,962	USD	1,090,000	Bank of America N.A.	10/14/20	(34,984)
RUB	11,671,763	USD	155,000	Citibank N.A.	10/14/20	(4,935)
RUB	13,403,703	USD	178,000	Citibank N.A.	10/14/20	(5,668)
RUB	125,452,632	USD	1,666,000	Citibank N.A.	10/14/20	(53,046)
RUB	126,657,459	USD	1,682,000	Citibank N.A.	10/14/20	(53,555)
USD	1,752,209	EUR	1,501,000	JPMorgan Chase Bank N.A.	10/14/20	(8,075)
USD	1,752,209	EUR	1,501,000	JPMorgan Chase Bank N.A.	10/14/20	(8,075)
USD	901,000	JPY	95,964,284	BNP Paribas S.A.	10/14/20	(9,034)
USD	901,000	JPY	95,964,284	BNP Paribas S.A.	10/14/20	(9,034)
USD	553,000	KRW	645,185,100	Bank of America N.A.	10/14/20	(332)
USD	553,000	KRW	645,185,100	Bank of America N.A.	10/14/20	(332)
USD	722,156	MXN	16,267,647	Morgan Stanley & Co. International PLC	10/14/20	(12,520)
USD	572,844	MXN	12,916,984	UBS AG	10/14/20	(10,510)
USD	415,000	RUB	32,988,350	Bank of America N.A.	10/14/20	(9,134)
USD	415,000	RUB	32,988,350	Bank of America N.A.	10/14/20	(9,134)
USD	158,000	RUB	12,543,146	BNP Paribas S.A.	10/14/20	(3,268)
USD	158,000	RUB	12,543,146	BNP Paribas S.A.	10/14/20	(3,268)
USD	554,000	RUB	43,549,940	Citibank N.A.	10/14/20	(5,925)
USD	554,000	RUB	43,549,940	Citibank N.A.	10/14/20	(5,925)
USD	573,000	ZAR	9,749,022	Bank of America N.A.	10/14/20	(8,176)
USD	573,000	ZAR	9,749,022	Bank of America N.A.	10/14/20	(8,176)
USD	2,410,000	ZAR	40,791,178	BNP Paribas S.A.	10/14/20	(21,717)
USD	2,900,000	ZAR	48,979,347	UBS AG	10/14/20	(19,845)
ZAR	18,170,327	USD	1,102,000	Bank of America N.A.	10/14/20	(18,798)
KZT	53,608,135	USD	126,330	Citibank N.A.	10/23/20	(3,320)
USD	223,844	EUR	198,926	UBS AG	11/27/20	(9,657)
IDR	28,405,000,000	USD	1,916,925	BNP Paribas S.A.	12/04/20	(18,738)
RUB	24,042,965	USD	312,547	Bank of America N.A.	12/04/20	(4,882)
RUB	24,006,840	USD	313,782	Barclays Bank PLC	12/04/20	(6,580)
RUB	24,006,840	USD	312,635	Barclays Bank PLC	12/04/20	(5,433)
RUB	12,012,565	USD	155,898	Credit Suisse International	12/04/20	(2,180)
RUB	13,549,303	USD	176,386	Credit Suisse International	12/04/20	(3,004)
RUB	27,165,927	USD	352,742	Credit Suisse International	12/04/20	(5,115)
RUB	33,255,408	USD	434,124	Credit Suisse International	12/04/20	(8,573)
RUB	40,647,879	USD	530,554	Credit Suisse International	12/04/20	(10,406)
RUB	40,757,269	USD	528,683	Credit Suisse International	12/04/20	(7,136)
RUB	43,362,141	USD	562,929	Credit Suisse International	12/04/20	(8,048)
USD	3,250,720	CNH	22,353,000	Barclays Bank PLC	12/04/20	(32,267)
USD	20,767,899	CNH	142,744,000	Citibank N.A.	12/04/20	(196,929)
USD	718,778	CNH	4,938,000	HSBC Bank USA N.A.	12/04/20	(6,467)
USD	7,202,535	IDR	109,031,968,898	Standard Chartered Bank	12/04/20	(83,618)
AUD	1,900,000	JPY	146,849,670	Royal Bank of Canada	12/16/20	(32,661)
CAD	447,235	USD	340,000	Bank of America N.A.	12/16/20	(4,013)
CAD	1,106,933	USD	840,000	Natwest Markets PLC	12/16/20	(8,412)
CAD	3,600,000	USD	2,731,915	Natwest Markets PLC	12/16/20	(27,399)
CHF	45,325	USD	50,000	UBS AG	12/16/20	(679)
CZK	11,897,954	USD	530,000	Citibank N.A.	12/16/20	(14,083)
EUR	190,000	GBP	175,373	BNP Paribas S.A.	12/16/20	(3,258)
EUR	970,000	GBP	901,140	BNP Paribas S.A.	12/16/20	(24,141)
EUR	780,000	GBP	719,605	Citibank N.A.	12/16/20	(12,927)
EUR	960,000	GBP	890,918	Citibank N.A.	12/16/20	(22,690)

24

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	250,000	USD	297,051	Bank of America N.A.	12/16/20	$(3,445)
EUR	380,000	USD	450,398	Bank of America N.A.	12/16/20	(4,116)
EUR	390,000	USD	460,214	Bank of America N.A.	12/16/20	(2,188)
EUR	525,883	USD	618,173	Bank of America N.A.	12/16/20	(562)
EUR	650,000	USD	764,678	Bank of America N.A.	12/16/20	(1,301)
EUR	1,946,017	USD	2,291,219	Bank of America N.A.	12/16/20	(5,766)
EUR	380,000	USD	447,301	Barclays Bank PLC	12/16/20	(1,019)
EUR	390,000	USD	460,239	Barclays Bank PLC	12/16/20	(2,213)
EUR	390,000	USD	459,849	Barclays Bank PLC	12/16/20	(1,823)
EUR	390,000	USD	458,078	Barclays Bank PLC	12/16/20	(52)
EUR	260,000	USD	308,502	BNP Paribas S.A.	12/16/20	(3,151)
EUR	114,117	USD	134,142	Citibank N.A.	12/16/20	(121)
EUR	130,000	USD	154,285	Citibank N.A.	12/16/20	(1,610)
EUR	140,913	USD	166,440	Citibank N.A.	12/16/20	(948)
EUR	179,087	USD	211,529	Citibank N.A.	12/16/20	(1,204)
EUR	250,000	USD	296,703	Citibank N.A.	12/16/20	(3,096)
EUR	320,000	USD	378,791	Citibank N.A.	12/16/20	(2,975)
EUR	380,000	USD	448,788	Citibank N.A.	12/16/20	(2,506)
EUR	490,000	USD	579,773	Citibank N.A.	12/16/20	(4,305)
EUR	658,300	USD	786,105	HSBC Bank USA N.A.	12/16/20	(12,980)
EUR	650,000	USD	763,955	JPMorgan Chase Bank N.A.	12/16/20	(578)
MXN	58,289,127	USD	2,708,000	State Street Bank and Trust Co.	12/16/20	(94,182)
MYR	2,283,765	USD	550,000	Barclays Bank PLC	12/16/20	(1,424)
NOK	12,737,859	CAD	1,854,366	Morgan Stanley & Co. International PLC	12/16/20	(27,214)
PLN	3,647,589	USD	970,000	State Street Bank and Trust Co.	12/16/20	(26,151)
RUB	66,718,256	USD	880,000	Citibank N.A.	12/16/20	(27,341)
THB	14,400,000	USD	461,760	Barclays Bank PLC	12/16/20	(7,365)
THB	14,400,000	USD	461,686	Barclays Bank PLC	12/16/20	(7,291)
TRY	1,720,341	USD	222,000	State Street Bank and Trust Co.	12/16/20	(4,094)
USD	8,980,195	CNH	61,750,000	Citibank N.A.	12/16/20	(81,689)
USD	3,556,777	CNH	24,450,000	HSBC Bank USA N.A.	12/16/20	(31,288)
USD	113,344	EUR	96,515	Royal Bank of Canada	12/16/20	(5)
USD	120,407	EUR	102,529	Royal Bank of Canada	12/16/20	(6)
USD	226,402	EUR	192,786	Royal Bank of Canada	12/16/20	(11)
USD	452,804	EUR	385,572	Royal Bank of Canada	12/16/20	(22)
USD	645,459	GBP	500,000	Bank of America N.A.	12/16/20	(20)
USD	6,393,425	GBP	4,995,000	UBS AG	12/16/20	(54,911)
USD	58,027	HKD	450,000	UBS AG	12/16/20	(22)
USD	97,258	IDR	1,475,120,000	Citibank N.A.	12/16/20	(1,149)
USD	601,337	IDR	9,023,058,798	JPMorgan Chase Bank N.A.	12/16/20	(605)
USD	3,481,688	INR	258,820,000	Deutsche Bank AG	12/16/20	(10,477)
USD	270,000	INR	20,028,087	UBS AG	12/16/20	(232)
USD	3,987,053	JPY	422,760,000	Bank of America N.A.	12/16/20	(25,533)
USD	22,090,950	JPY	2,342,374,119	Bank of America N.A.	12/16/20	(141,469)
USD	225,543	JPY	23,800,000	Barclays Bank PLC	12/16/20	(352)
USD	225,145	JPY	23,800,000	Citibank N.A.	12/16/20	(750)
USD	1,479,920	MXN	33,216,804	Morgan Stanley & Co. International PLC	12/16/20	(9,598)
USD	188,815	MYR	790,000	Goldman Sachs International	12/16/20	(949)
USD	241,453	MYR	1,010,000	Goldman Sachs International	12/16/20	(1,155)
ZAR	182,533,450	USD	11,000,000	BNP Paribas S.A.	12/17/20	(199,617)
USD	1,741,000	TRY	13,974,833	JPMorgan Chase Bank N.A.	12/29/20	(21,035)

						(2,304,601)

						$509,244

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
SPDR S&P 500 ETF Trust	175	10/07/20	USD	340.00	USD	5,861	$28,437

CONSOLIDATED SCHEDULE OF INVESTMENTS	25

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Strategic Global Bond Fund, Inc.

Exchange-Traded Options Purchased (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
SPDR S&P 500 ETF Trust	132	10/09/20	USD	340.00	USD	4,421	$28,974
SPDR S&P 500 ETF Trust	141	10/09/20	USD	342.00	USD	4,722	22,631
Deutsche Telekom AG	93	10/16/20	EUR	16.20	EUR	133	1,690
Invesco Ltd.	54	10/16/20	USD	315.00	USD	1,500	270
Invesco Ltd.	120	10/16/20	USD	285.00	USD	3,334	36,660
NVIDIA Corp.	4	10/16/20	USD	520.00	USD	216	13,480
PayPal Holdings, Inc.	19	10/16/20	USD	210.00	USD	374	3,468
PayPal Holdings, Inc.	14	10/16/20	USD	192.50	USD	276	12,145
SPDR S&P 500 ETF Trust	102	10/16/20	USD	333.00	USD	3,416	71,655
SPDR S&P 500 ETF Trust	379	10/16/20	USD	350.00	USD	12,692	36,763
SPDR S&P 500 ETF Trust	84	10/16/20	USD	335.00	USD	2,813	49,350
Union Pacific Corp	6	10/16/20	USD	202.50	USD	118	1,422
Walmart, Inc.	28	10/16/20	USD	145.00	USD	392	2,954
Wells Fargo & Co.	77	10/16/20	USD	35.00	USD	181	116
Invesco Ltd.	45	10/23/20	USD	290.00	USD	1,250	12,330
Merck & Co., Inc.	75	11/20/20	USD	87.50	USD	622	11,550
Micron Technology, Inc.	59	11/20/20	USD	52.50	USD	277	7,464
Southwest Airlines Co.	56	11/20/20	USD	40.00	USD	210	12,068
SPDR S&P 500 ETF Trust	60	11/20/20	USD	350.00	USD	2,009	32,010
SPDR S&P 500 ETF Trust	27	11/20/20	USD	41.00	USD	98	270
SPDR S&P 500 ETF Trust	27	11/20/20	USD	38.00	USD	98	1,890
T MOBILE USA, Inc.	37	11/20/20	USD	125.00	USD	423	6,771
Walmart, Inc.	49	11/20/20	USD	150.00	USD	686	13,524
Bank of America Corp.	148	12/18/20	USD	27.00	USD	357	10,656
Charter Communications, Inc.	5	12/18/20	USD	670.00	USD	312	8,225
Health Care Select Sector SPDR	113	12/18/20	USD	111.00	USD	1,192	24,464
Ishares Latin Amarica ETF.	146	12/18/20	USD	25.00	USD	307	4,380
JPMorgan Chase & Co	34	12/18/20	USD	110.00	USD	327	6,545
Mcdonald’S Corp	9	12/18/20	USD	230.00	USD	198	5,738
Merck & Co., Inc.	54	12/18/20	USD	90.00	USD	448	7,695
Slack Technologies, Inc	44	12/18/20	USD	42.00	USD	118	1,496
SPDR S&P 500 ETF Trust	91	12/18/20	USD	340.00	USD	3,047	120,529
SPDR S&P 500 ETF Trust	92	12/18/20	USD	360.00	USD	3,081	45,678
SPDR S&P 500 ETF Trust	59	12/18/20	USD	350.00	USD	1,976	49,619
SPDR S&P 500 ETF Trust	56	12/18/20	USD	365.00	USD	1,875	21,028
SPDR S&P 500 ETF Trust	43	12/31/20	USD	350.00	USD	1,440	38,571
DR Horton, Inc.	55	01/15/21	USD	80.00	USD	416	28,187
VanEck Vectors Semiconductor ETF	69	01/15/21	USD	170.00	USD	1,202	102,120
VanEck Vectors Semiconductor ETF	16	01/15/21	USD	180.00	USD	279	15,400
VanEck Vectors Semiconductor ETF	18	01/15/21	USD	185.00	USD	314	13,770
Walt Disney Co	17	01/15/21	USD	140.00	USD	211	5,355
SPDR S&P 500 ETF Trust	68	12/17/21	USD	305.00	USD	2,277	345,338
SPDR S&P 500 ETF Trust	14	12/17/21	USD	360.00	USD	469	26,586

							1,289,272

Put
CARNIVAL Corp	73	10/16/20	USD	15.00	USD	111	7,008
Chewy, Inc.	17	10/16/20	USD	45.00	USD	93	425
Exxon Mobil Corp	89	10/16/20	USD	37.50	USD	306	29,815
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,813	10/16/20	USD	134.00	USD	24,423	138,694
BJ’s Wholesale Club Holdings, Inc.	43	11/20/20	USD	30.00	USD	179	1,290
Slack Technologies, Inc.	44	12/18/20	USD	25.00	USD	118	9,152
							186,384
							$1,475,656

OTC Barrier Options Purchased

Description	Type of Option	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Barrier Price/Range	Notional Amount (000)	Value
Call
Euro Stoxx 50 Index	One-touch	Deutsche Bank Ag	123,231	10/02/20	USD	3,562.75	USD 1.1639	123	$—

26

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Strategic Global Bond Fund, Inc.

OTC Barrier Options Purchased (continued)

Description	Type of Option	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Call (continued)
USD Currency	One-touch	HSBC Bank USA N.A.	—	10/08/20	BRL	4.90	BRL	4.9	USD	107	$10
EUR Currency	Up-and-out	BANK OF AMERICA, N.A.	—	10/09/20	USD	1.18	USD	1.23	EUR	5,590	6,285
AUD Currency	One-touch	Bank of America N.A.	—	10/12/20	JPY	71.00	JPY	71	AUD	392	3,757
EUR Currency	One-touch	Bank of America N.A.	—	10/13/20	AUD	1.70	AUD	1.7	EUR	186	4,806
USD Currency	One-touch	Deutsche Bank AG	—	10/13/20	BRL	4.90	BRL	4.9	USD	107	128
Euro Stoxx 50 Index	One-touch	Goldman Sachs International	123,231	10/16/20	USD	3,562.75	USD	1.1639		123	407
EUR Currency	One-touch	Morgan Stanley & Co. International PLC	—	10/29/20	USD	1.22	USD	1.218	EUR	212	6,185
USD Currency	Down-and-in	Bank of America N.A.	—	10/30/20	ZAR	16.50	ZAR	15.65	USD	3,682	895
USD Currency	Down-and-in	BNP PARIBAS SA	—	11/02/20	ZAR	16.58	ZAR	15.68	USD	3,381	1,075
USD Currency	Down-and-in	BANK OF AMERICA, N.A.	—	11/02/20	ZAR	17.03	ZAR	16.13	USD	3,839	4,530
		Morgan Stanley & Co.
USD Currency	Down-and-in	International PLC	—	11/02/20	MXN	21.40	MXN	20.4	USD	7,220	1,307
USD Currency	One-touch	Bank of America N.A.	—	11/03/20	CAD	1.40	CAD	1.4	USD	275	6,759
AUD Currency	One-touch	Bank of America N.A.	—	11/12/20	JPY	70.00	JPY	70	AUD	392	14,565
USD Currency	One-touch	BNP Paribas S.A.	—	02/18/21	JPY	100.00	JPY	100	USD	320	81,737
EUR Currency	One-touch	BNP Paribas S.A.	—	06/28/21	USD	1.25	USD	1.25	EUR	180	31,054

											163,500

Put
NZD Currency	One-touch	Bank of America N.A.	—	10/27/20	USD	0.62	USD	0.62	NZD	671	11,707
USD Currency	Down-and-out	Goldman Sachs International	—	11/20/20	MXN	21.90	MXN	21.25	USD	1,911	9,387
S&P 500 Index	Down-and-out	Bank of America N.A.	414	12/18/20	USD	2,900.00	USD	2200		—	8,734

											29,828

											$193,328

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
EUR Currency	JPMorgan Chase Bank N.A.	—	10/09/20	USD	1.22	EUR	5,580	$183
EUR Currency	Barclays Bank PLC	—	10/13/20	USD	1.18	EUR	18,585	52,078
EUR Currency	Goldman Sachs International	—	10/13/20	AUD	1.65	EUR	5,589	16,014
EUR Currency	Goldman Sachs International	—	10/13/20	USD	1.18	EUR	14,755	41,346
USD Currency	Bank of America N.A.	—	10/15/20	ZAR	17.00	USD	2,696	25,057
EUR Currency	JPMorgan Chase Bank N.A.	—	10/22/20	USD	1.17	EUR	2,912	34,163
USD Currency	Deutsche Bank AG	—	10/22/20	BRL	6.00	USD	1,497	7,094
USD Currency	JPMorgan Chase Bank N.A.	—	10/23/20	IDR	15,000.00	USD	2,848	23,391
USD Currency	Citibank N.A.	—	10/30/20	MXN	22.50	USD	1,469	23,527
USD Currency	Bank of America N.A.	—	11/03/20	CAD	1.36	USD	9,109	17,188
USD Currency	Citibank N.A.	—	11/03/20	CNH	7.05	USD	6,831	8,355
USD Currency	Deutsche Bank AG	—	11/03/20	CLP	775.00	USD	3,502	79,131
USD Currency	JPMorgan Chase Bank N.A.	—	11/03/20	TWD	30.00	USD	2,234	1,193
USD Currency	Citibank N.A.	—	11/06/20	TRY	7.70	USD	1,127	34,207
Societe Generale SA	Goldman Sachs International	59	12/18/20	EUR	11.50	EUR	67	7,367
UniCredit SpA.	Morgan Stanley & Co. International PLC	28	12/18/20	EUR	7.60	EUR	99	6,434
SPDR S&P 500 ETF Trust	Morgan Stanley & Co. International PLC	8,400	06/18/21	USD	360.00	USD	2,813	110,026
								486,754
Put
USD Currency	Citibank N.A.	—	10/01/20	MXN	21.50	USD	2,888	101
USD Currency	Citibank N.A.	—	10/02/20	RUB	73.50	USD	5,236	5
USD Currency	Bank of America N.A.	—	10/07/20	BRL	5.30	USD	2,474	596
USD Currency	Bank of America N.A.	—	10/08/20	BRL	5.25	USD	2,279	376
USD Currency	Bank of America N.A.	—	10/09/20	MXN	23.80	USD	1,496	112,595
USD Currency	Morgan Stanley & Co. International PLC	—	10/09/20	MXN	21.30	USD	2,558	3,924
AUD Currency	Morgan Stanley & Co. International PLC	—	10/12/20	JPY	72.50	AUD	6,051	2,353
AUD Currency	Morgan Stanley & Co. International PLC	—	10/13/20	JPY	73.00	AUD	6,051	4,057
USD Currency	Bank of America N.A.	—	10/13/20	BRL	5.20	USD	2,267	780
USD Currency	Deutsche Bank AG	—	10/22/20	BRL	5.45	USD	2,993	25,048

CONSOLIDATED SCHEDULE OF INVESTMENTS	27

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Strategic Global Bond Fund, Inc.

OTC Options Purchased (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put (continued)
USD Currency	Bank of America N.A.	—	10/30/20	ZAR	17.00	USD	2,294	$63,702
USD Currency	BNP Paribas S.A.	—	10/30/20	RUB	79.00	USD	2,294	64,957
USD Currency	Citibank N.A.	—	10/30/20	MXN	21.50	USD	1,844	14,855
USD Currency	Goldman Sachs International	—	10/30/20	JPY	104.50	USD	2,212	7,238
USD Currency	Morgan Stanley & Co. International PLC	—	10/30/20	MXN	20.70	USD	2,335	4,411
USD Currency	Morgan Stanley & Co. International PLC	—	10/30/20	MXN	21.80	USD	2,775	35,218
USD Currency	Morgan Stanley & Co. International PLC	—	10/30/20	MXN	20.90	USD	2,938	8,182
USD Currency	Morgan Stanley & Co. International PLC	—	10/30/20	MXN	21.70	USD	4,526	49,680
USD Currency	Citibank N.A.	—	11/09/20	RUB	75.00	USD	2,922	22,415
USD Currency	Morgan Stanley & Co. International PLC	—	11/13/20	BRL	5.10	USD	4,714	13,482
USD Currency	Bank of America N.A.	—	11/27/20	JPY	102.70	USD	3,170	15,000

								448,975

								$935,729

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund			Expiration Date	Exercise Rate	Notional Amount (000)
Description	Rate	Frequency	Rate	Frequency	Counterparty					Value
Call
30-Year Interest Rate Swap, 10/21/50	3-Month LIBOR, 0.23%	Quarterly	0.72%	Semi-Annual	Citibank N.A.	10/19/20	0.72%	USD	2,377	$332
30-Year Interest Rate Swap, 10/23/50	3-Month LIBOR, 0.23%	Quarterly	0.93%	Semi-Annual	Morgan Stanley & Co. International PLC	10/21/20	0.93	USD	4,524	12,610
30-Year Interest Rate Swap, 10/29/50	3-Month LIBOR, 0.23%	Quarterly	0.58%	Semi-Annual	Goldman Sachs International	10/27/20	0.58	USD	5,908	711
30-Year Interest Rate Swap, 12/20/50	3-Month LIBOR, 0.23%	Quarterly	0.85%	Semi-Annual	Goldman Sachs International	12/18/20	0.85	USD	7,691	111,020
30-Year Interest Rate Swap, 06/06/51	3-Month LIBOR, 0.23%	Quarterly	1.00%	Semi-Annual	JPMorgan Chase Bank N.A.	06/04/21	1.00	USD	6,264	320,850
30-Year Interest Rate Swap, 06/13/51	3-Month LIBOR, 0.23%	Quarterly	1.00%	Semi-Annual	BNP Paribas S.A.	06/11/21	1.00	USD	2,043	106,070

										551,593

Put
10-Year Interest Rate Swap, 10/04/30	0.75%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	JPMorgan Chase Bank N.A.	10/02/20	0.75	USD	4,233	732
30-Year Interest Rate Swap, 10/28/50	1.15%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	Deutsche Bank AG	10/26/20	1.14	USD	11,826	167,861
30-Year Interest Rate Swap, 10/28/50	1.17%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	Citibank N.A.	10/26/20	1.17	USD	6,800	79,341
30-Year Interest Rate Swap, 10/29/50	0.98%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	Goldman Sachs International	10/27/20	0.98	USD	5,908	241,852
10-Year Interest Rate Swap, 11/21/30	0.81%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	Citibank N.A.	11/19/20	0.81	USD	5,481	22,739
30-Year Interest Rate Swap, 11/26/50	1.22%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	Citibank N.A.	11/24/20	1.22	USD	6,800	123,201
30-Year Interest Rate Swap, 12/26/50	1.27%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	Citibank N.A.	12/24/20	1.27	USD	6,800	167,073
30-Year Interest Rate Swap, 02/10/51	0.89%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	Citibank N.A.	02/08/21	0.89	USD	3,789	334,604

										1,137,403

										$1,688,996

28

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Strategic Global Bond Fund, Inc.

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call (continued)
Adobe, Inc.	1	10/16/20	USD	470.00	USD	49	$(2,730)
Applied Materials, Inc.	6	10/16/20	USD	72.50	USD	36	$(24)
NVIDIA Corp.	4	10/16/20	USD	600.00	USD	216	(1,680)
Paypal Holdings, Inc.	19	10/16/20	USD	240.00	USD	374	(238)
Walmart, Inc.	28	10/16/20	USD	160.00	USD	392	(196)
Western Digital Corp.	8	10/16/20	USD	57.50	USD	29	(16)
Charter Communications, Inc.	1	11/20/20	USD	680.00	USD	62	(820)
Facebook, Inc.	1	11/20/20	USD	285.00	USD	26	(900)
Intel Corp.	5	11/20/20	USD	55.00	USD	26	(723)
NVIDIA Corp.	9	11/20/20	USD	650.00	USD	487	(11,520)
US Bancorp.	10	11/20/20	USD	42.50	USD	36	(390)
Xilinx, Inc.	4	11/20/20	USD	110.00	USD	42	(1,690)
Citigroup, Inc.	7	12/18/20	USD	57.50	USD	30	(214)
Johnson & Johnson	2	12/18/20	USD	165.00	USD	30	(247)
Mcdonald’S Corp.	9	12/18/20	USD	250.00	USD	198	(1,787)
Slack Technologies, Inc.	44	12/18/20	USD	35.00	USD	118	(3,960)
Uber Technologies, Inc.	9	12/18/20	USD	40.00	USD	33	(2,084)
DR Horton, Inc.	55	01/15/21	USD	95.00	USD	416	(8,387)
VanEck Vectors Semiconductor ETF	16	01/15/21	USD	205.00	USD	279	(4,016)
VanEck Vectors Semiconductor ETF	18	01/15/21	USD	210.00	USD	314	(3,294)

							(44,916)

Put
Apple, Inc.	56	10/16/20	USD	100.00	USD	649	(1,904)
Apple, Inc.	50	10/16/20	USD	105.00	USD	579	(3,850)
Chewy, Inc.	17	10/16/20	USD	35.00	USD	93	(94)
Deutsche Telekom Ag	93	10/16/20	EUR	14.00	EUR	133	(1,036)
Exxon Mobil Corp.	89	10/16/20	USD	35.00	USD	306	(12,949)
Invesco Qqq Trust Series 1	99	10/16/20	USD	245.00	USD	2,751	(6,385)
Invesco Qqq Trust Series 1	139	10/16/20	USD	258.00	USD	3,862	(23,560)
iShares iBoxx $ Investment Grade Corporate Bond ETF.	1,813	10/16/20	USD	129.00	USD	24,423	(28,101)
Microsoft Corp.	28	10/16/20	USD	195.00	USD	589	(2,856)
Nvidia Corp.	4	10/16/20	USD	420.00	USD	216	(146)
Paypal Holdings, Inc.	14	10/16/20	USD	165.00	USD	276	(434)
salesforce.com, Inc.	30	10/16/20	USD	210.00	USD	754	(1,590)
SPDR S&P 500 ETF Trust	45	10/16/20	USD	300.00	USD	1,507	(2,768)
SPDR S&P 500 ETF Trust	31	10/16/20	USD	310.00	USD	1,038	(3,906)
Union Pacific Corp.	6	10/16/20	USD	190.00	USD	118	(1,272)
Walmart, Inc.	28	10/16/20	USD	130.00	USD	392	(1,036)
Health Care Select Sector SPDR.	52	10/23/20	USD	100.00	USD	548	(3,250)
Unitedhealth Group, Inc.	13	10/30/20	USD	290.00	USD	405	(5,258)
Amazon.Com, Inc.	3	11/20/20	USD	2,460.00	USD	945	(8,242)
Bj’S Wholesale Club Holdings, Inc.	43	11/20/20	USD	25.00	USD	179	(1,290)
Invesco Qqq Trust Series 1	75	11/20/20	USD	219.00	USD	2,084	(12,787)
Micron Technology, Inc.	59	11/20/20	USD	40.00	USD	277	(4,277)
Nvidia Corp.	9	11/20/20	USD	400.00	USD	487	(3,983)
Southwest Airlines Co.	56	11/20/20	USD	35.00	USD	210	(11,900)
SPDR S&P 500 ETF Trust	95	11/20/20	USD	300.00	USD	3,181	(40,850)
T MOBILE USA, Inc.	130	11/20/20	USD	95.00	USD	1,487	(11,635)
VanEck Vectors Semiconductor ETF	19	11/20/20	USD	165.00	USD	331	(10,545)
Visa, Inc.	24	11/20/20	USD	180.00	USD	480	(7,740)
Walmart, Inc.	49	11/20/20	USD	130.00	USD	686	(13,132)
Charter Communications, Inc	5	12/18/20	USD	590.00	USD	312	(10,175)
Mcdonald’S Corp.	9	12/18/20	USD	210.00	USD	198	(6,975)
Merck & Co., Inc.	54	12/18/20	USD	70.00	USD	448	(4,401)
Visa, Inc.	24	12/18/20	USD	175.00	USD	480	(8,340)
SPDR S&P 500 ETF Trust	43	12/31/20	USD	250.00	USD	1,440	(8,428)
Dr Horton, Inc.	55	01/15/21	USD	60.00	USD	416	(11,220)
VanEck Vectors Semiconductor ETF	16	01/15/21	USD	145.00	USD	279	(6,360)
VanEck Vectors Semiconductor ETF	18	01/15/21	USD	150.00	USD	314	(9,045)

CONSOLIDATED SCHEDULE OF INVESTMENTS	29

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Strategic Global Bond Fund, Inc.

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price	Notional Amount (000)		Value

Put (continued)
Walt Disney Co.	17	01/15/21	USD 110.00	USD	211	$(6,290)
SPDR S&P 500 ETF Trust	8	12/17/21	USD 270.00	USD	268	(13,088)

						(311,098)

						$(356,014)

OTC Barrier Options Written

Description	Type of Option	Counterparty	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Call
USD Currency	One-touch	JPMorgan Chase Bank N.A.	10/30/20	MXN	22.75	MXN	22.75	USD	37	$(11,870)
USD Currency	One-touch	BNP Paribas S.A.	11/13/20	BRL	5.50	BRL	5.5	USD	79	(50,285)
USD Currency	One-touch	HSBC BANK USA	11/19/20	JPY	100.00	JPY	100	USD	320	(29,923)

										(92,078)

Put
USD Currency	Down-and-out	Goldman Sachs International	11/20/20	MXN	21.40	MXN	21.25	USD	1,911	(4,084)

										$(96,162)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Bank of America N.A.	—	10/07/20	BRL	5.45	USD	2,474	$(82,090)
EUR Currency	JPMorgan Chase Bank N.A.	—	10/09/20	USD	1.23	EUR	5,580	(78)
EUR Currency	Barclays Bank PLC	—	10/13/20	USD	1.20	EUR	11,220	(4,341)
EUR Currency	Barclays Bank PLC	—	10/13/20	USD	1.20	EUR	7,365	(2,850)
EUR Currency	Goldman Sachs International	—	10/13/20	USD	1.20	EUR	14,755	(5,709)
EUR Currency	Goldman Sachs International	—	10/13/20	AUD	1.71	EUR	5,589	(708)
USD Currency	Deutsche Bank AG	—	10/22/20	BRL	5.65	USD	1,497	(29,464)
USD Currency	JPMorgan Chase Bank N.A.	—	10/23/20	IDR	15,500.00	USD	4,272	(9,706)
USD Currency	Bank of America N.A.	—	10/30/20	ZAR	18.00	USD	2,294	(9,827)
USD Currency	Morgan Stanley & Co. International PLC	—	10/30/20	MXN	22.50	USD	2,938	(47,055)
USD Currency	Morgan Stanley & Co. International PLC	—	10/30/20	MXN	22.50	USD	2,335	(37,397)
USD Currency	Deutsche Bank AG	—	11/03/20	CLP	810.00	USD	4,204	(27,965)
USD Currency	Citibank N.A.	—	11/09/20	RUB	78.00	USD	2,192	(50,602)
iShares iBoxx $ Investment Grade Corporate Bond ETF	UBS AG	37,300	11/20/20	USD	140.00	USD	5,025	(4,849)
STMicroelectronics NV	UBS AG	20	11/20/20	EUR	28.00	EUR	52	(2,767)
Societe Generale SA.	Goldman Sachs International	59	12/18/20	EUR	13.00	EUR	67	(3,839)

								(319,247)

Put
USD Currency	Citibank N.A.	—	10/02/20	RUB	70.50	USD	3,839	(4)
USD Currency	Bank of America N.A.	—	10/08/20	BRL	5.05	USD	3,418	(21)
USD Currency	Bank of America N.A.	—	10/09/20	MXN	22.80	USD	2,393	(80,414)
AUD Currency	Morgan Stanley & Co. International PLC	—	10/13/20	JPY	69.50	AUD	6,051	(260)
USD Currency	Bank of America N.A.	—	10/13/20	BRL	5.00	USD	3,401	(92)
USD Currency	Bank of America N.A.	—	10/30/20	ZAR	16.25	USD	3,440	(25,363)
USD Currency	BNP Paribas S.A.	—	10/30/20	RUB	76.80	USD	3,440	(43,599)
USD Currency	Goldman Sachs International	—	10/30/20	JPY	102.50	USD	2,212	(1,805)
USD Currency	Morgan Stanley & Co. International PLC	—	10/30/20	MXN	21.00	USD	4,526	(15,226)
USD Currency	Morgan Stanley & Co. International PLC	—	10/30/20	MXN	20.20	USD	2,938	(2,027)
USD Currency	Morgan Stanley & Co. International PLC	—	10/30/20	MXN	20.10	USD	2,802	(1,575)
USD Currency	Morgan Stanley & Co. International PLC	—	10/30/20	MXN	21.20	USD	2,775	(13,445)
USD Currency	Deutsche Bank AG	—	11/03/20	CLP	740.00	USD	1,752	(2,053)
USD Currency	Citibank N.A.	—	11/06/20	TRY	7.25	USD	1,127	(2,705)
USD Currency	Morgan Stanley & Co. International PLC	—	11/13/20	BRL	4.85	USD	4,714	(2,923)

30

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Strategic Global Bond Fund, Inc.

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put (continued)
Societe Generale SA.	Goldman Sachs International	59	12/18/20	EUR	9.60	EUR	67	$(3,493)
Unicredit SPA	Morgan Stanley & Co. International PLC	28	12/18/20	EUR	6.00	EUR	99	(4,072)

								(199,077)

								$(518,324)

OTC Interest Rate Swaptions Written

	Paid by the Fund		Received by the Fund			Expiration Date	Exercise Rate
Description	Rate	Frequency	Rate	Frequency	Counterparty			Notional Amount (000)		Value
Call
5-Year Interest Rate Swap, 10/29/25	0.17%	Quarterly	3-Month LIBOR, 0.23%	Quarterly	Goldman Sachs International	10/27/20	0.17%	USD	29,907	$(665)
10-Year Interest Rate Swap, 11/21/30	0.51%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	Citibank N.A.	11/19/20	0.51	USD	5,481	(7,805)
10-Year Interest Rate Swap, 12/17/30	0.47%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	Citibank N.A.	12/15/20	0.47	USD	3,764	(9,434)
30-Year Interest Rate Swap, 12/20/50	0.60%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	Goldman Sachs International	12/18/20	0.60	USD	7,691	(41,555)
30-Year Interest Rate Swap, 01/13/51	0.71%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	Citibank N.A.	01/11/21	0.71	USD	4,651	(58,885)
30-Year Interest Rate Swap, 03/26/51	0.87%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	Citibank N.A.	03/24/21	0.87	USD	9,600	(295,747)
30-Year Interest Rate Swap, 06/06/51	0.50%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	JPMorgan Chase Bank N.A.	06/04/21	0.50	USD	6,264	(105,038)
30-Year Interest Rate Swap, 06/13/51	0.50%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	BNP Paribas S.A.	06/11/21	0.50	USD	2,043	(35,184)
10-Year Interest Rate Swap, 09/17/31	0.55%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	Citibank N.A.	09/15/21	0.55	USD	3,764	(47,965)
10-Year Interest Rate Swap, 09/22/31	0.55%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	Morgan Stanley & Co. International PLC	09/20/21	0.55	USD	3,740	(47,987)
5-Year Interest Rate Swap, 04/10/27(0.02%)		Annual	6-Month EURIBOR, (0.48%)	Semi-Annual	Barclays Bank PLC	04/08/22	(0.02)	EUR	10,850	(255,550)
5-Year Interest Rate Swap, 04/21/27(0.15%)		Annual	6-Month EURIBOR, (0.48%)	Semi-Annual	Barclays Bank PLC	04/19/22	(0.15)	EUR	2,861	(50,505)
5-Year Interest Rate Swap, 04/21/27(0.13%)		Annual	6-Month EURIBOR, (0.48%)	Semi-Annual	Barclays Bank PLC	04/19/22	(0.13)	EUR	7,160	(132,969)

										(1,089,289)

Put
2-Year Interest Rate Swap, 10/07/22	3-Month LIBOR, 0.23%	Quarterly	3.55%	Semi-Annual	Bank of America N.A.	10/05/20	3.55	USD	20,809	—
2-Year Interest Rate Swap, 10/15/22	3-Month LIBOR, 0.23%	Quarterly	3.75%	Semi-Annual	Bank of America N.A.	10/13/20	3.75	USD	36,833	—
30-Year Interest Rate Swap, 10/21/50	3-Month LIBOR, 0.23%	Quarterly	1.07%	Semi-Annual	Citibank N.A.	10/19/20	1.07	USD	2,377	(50,867)
30-Year Interest Rate Swap, 10/23/50	3-Month LIBOR, 0.23%	Quarterly	1.19%	Semi-Annual	Morgan Stanley & Co. International PLC	10/21/20	1.19	USD	4,524	(36,850)
5-Year Interest Rate Swap, 10/29/25	3-Month LIBOR, 0.23%	Quarterly	0.37%	Semi-Annual	Goldman Sachs International	10/27/20	0.37	USD	29,907	(34,166)
5-Year Interest Rate Swap, 11/27/25	3-Month LIBOR, 0.23%	Quarterly	0.49%	Semi-Annual	Citibank N.A.	11/25/20	0.48	USD	34,625	(21,500)
10-Year Interest Rate Swap, 12/17/30	3-Month LIBOR, 0.23%	Quarterly	1.07%	Semi-Annual	Citibank N.A.	12/15/20	1.07	USD	11,292	(21,838)
30-Year Interest Rate Swap, 12/20/50	3-Month LIBOR, 0.23%	Quarterly	1.20%	Semi-Annual	Goldman Sachs International	12/18/20	1.20	USD	7,691	(222,788)
30-Year Interest Rate Swap, 02/10/51	3-Month LIBOR, 0.23%	Quarterly	1.24%	Semi-Annual	Citibank N.A.	02/08/21	1.24	USD	5,684	(212,889)

CONSOLIDATED SCHEDULE OF INVESTMENTS	31

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Strategic Global Bond Fund, Inc.

OTC Interest Rate Swaptions Written (continued)

Put
	Paid by the Fund		Received by the Fund			Expiration	Exercise		Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value
Put (continued)
5-Year Interest Rate Swap, 02/10/26	3-Month LIBOR, 0.23%	Quarterly	0.39%	Semi-Annual	Citibank N.A.	02/08/21	0.39%	USD	20,840	$(89,106)
10-Year Interest Rate Swap, 09/17/31	3-Month LIBOR, 0.23%	Quarterly	1.40%	Semi-Annual	Citibank N.A.	09/15/21	1.40	USD	7,528	(50,551)
10-Year Interest Rate Swap, 09/22/31	3-Month LIBOR, 0.23%	Quarterly	1.40%	Semi-Annual	Morgan Stanley & Co. International PLC	09/20/21	1.40	USD	7,480	(51,104)
10-Year Interest Rate Swap, 02/13/32	3-Month LIBOR, 0.23%	Quarterly	2.00%	Semi-Annual	JPMorgan Chase Bank N.A.	02/11/22	2.00	USD	8,100	(30,500)
5-Year Interest Rate Swap, 04/10/27	6-Month EURIBOR, (0.48%)	Semi-Annual	(0.02%)	Annual	Barclays Bank PLC	04/08/22	(0.02)	EUR	10,850	(46,454)
5-Year Interest Rate Swap, 04/21/27	6-Month EURIBOR, (0.48%)	Semi-Annual	(0.15%)	Annual	Barclays Bank PLC	04/19/22	(0.15)	EUR	2,861	(17,898)
5-Year Interest Rate Swap, 04/21/27	6-Month EURIBOR, (0.48%)	Semi-Annual	(0.13%)	Annual	Barclays Bank PLC	04/19/22	(0.13)	EUR	7,160	(42,307)

										(928,818)

										$(2,018,107)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.35.V1.	1.00%	Quarterly	12/20/25	USD	3,328	$(70,284)	$(80,862)	$10,578

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
ITRAXX.FINSR.28.V2	1.00%	Quarterly	12/20/22	CC-	EUR	1,318	$24,603	$9,794	$14,809
CDX.NA.IG.30.V1	1.00	Quarterly	06/20/23	B+	USD	830	5,964	6,900	(936)
ITRAXX.FINSR.29.V2	1.00	Quarterly	06/20/23	CC+	EUR	1,020	20,996	12,121	8,875
CDX.NA.HY.34.V9	5.00	Quarterly	06/20/25	B-	USD	9,200	464,948	374,287	90,661
CDX.NA.HY.35.V1	5.00	Quarterly	12/20/25	B+	USD	410	17,369	16,638	731
ITRAXX.XO.34.V1	0.00	Quarterly	12/20/25	B	EUR	1,832	156,665	145,387	11,278

							$690,545	$565,127	$125,418

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date	Termination Date				Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency			Notional Amount (000)		Value
3-Month CAD BA, 0.61%	Semi-Annual	1.91%	Semi-Annual	N/A	07/09/21	CAD	9,280	$97,087	$55	$97,032
3-Month CAD BA, 0.61%	Semi-Annual	1.91%	Semi-Annual	N/A	07/09/21	CAD	720	7,519	4	7,515
2.46%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	N/A	07/25/21	USD	19,070	(425,467)	132	(425,599)
2.18%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	N/A	08/01/21	USD	29,547	(576,317)	209	(576,526)
2.34%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	N/A	08/02/21	USD	38,983	(822,731)	276	(823,007)
2.20%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	N/A	08/09/21	USD	29,591	(582,491)	214	(582,705)
2.16%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	N/A	08/12/21	USD	17,394	(336,694)	127	(336,821)
1.16%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	N/A	10/03/21	USD	500	(7,290)	2	(7,292)

32

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional			Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency				Amount (000)		Value
6-Month CHF LIBOR, (0.63%)	Semi-Annual	(0.62%)	Annual	01/07/21	(a)	01/07/22	CHF	1,304	$1,529	$23	$1,506
6-Month CHF LIBOR, (0.63%)	Semi-Annual	(0.62%)	Annual	01/08/21	(a)	01/08/22	CHF	2,897	3,410	51	3,359
6-Month CHF LIBOR, (0.63%)	Semi-Annual	(0.60%)	Annual	01/15/21	(a)	01/15/22	CHF	1,666	2,371	30	2,341
3-Month LIBOR, 0.23%	Quarterly	2.07%	Semi-Annual	N/A		02/28/22	USD	11,100	308,712	70	308,642
1.06%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	N/A		03/27/22	USD	53,900	(687,920)	681	(688,601)
3-Month LIBOR, 0.23%	Quarterly	1.21%	Semi-Annual	N/A		03/27/22	USD	15,648	234,974	198	234,776
6-Month CHF LIBOR, (0.63%)	Semi-Annual	(0.64%)	Annual	04/06/21	(a)	04/06/22	CHF	7,550	7,217	134	7,083
1.90%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	N/A		04/29/22	USD	17,926	(613,171)	238	(613,409)
0.88%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	N/A		08/17/22	USD	21,242	(281,306)	337	(281,643)
3-Month LIBOR, 0.23%	Quarterly	2.16%	Semi-Annual	N/A		09/29/22	USD	1,860	72,740	—	72,740
1-Month MXIBOR, 4.55%	Semi-Annual	4.51%	Annual	N/A		09/29/22	MXN	263,823	(5,679)	198	(5,877)
2.02%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	N/A		10/30/22	USD	2,000	(91,363)	3,063	(94,426)
3-Month LIBOR, 0.23%	Quarterly	2.12%	Semi-Annual	N/A		10/30/22	USD	3,500	168,649	(2,060)	170,709
3-Month LIBOR, 0.23%	Quarterly	2.26%	Semi-Annual	N/A		12/14/22	USD	1,735	89,506	14	89,492
6-Month CHF LIBOR, (0.63%)	Semi-Annual	(0.66%)	Annual	05/09/22	(a)	05/09/23	CHF	691	84	12	72
6-Month CHF LIBOR, (0.63%)	Semi-Annual	(0.69%)	Annual	05/16/22	(a)	05/16/23	CHF	933	(188)	17	(205)
6-Month CHF LIBOR, (0.63%)	Semi-Annual	(0.68%)	Annual	05/18/22	(a)	05/18/23	CHF	951	(146)	17	(163)
6-Month CHF LIBOR, (0.63%)	Semi-Annual	(0.68%)	Annual	05/23/22	(a)	05/23/23	CHF	2,757	(456)	49	(505)
6-Month CHF LIBOR, (0.63%)	Semi-Annual	(0.62%)	Annual	06/07/22	(a)	06/07/23	CHF	2,729	1,324	49	1,275
6-Month CHF LIBOR, (0.63%)	Semi-Annual	(0.62%)	Annual	06/07/22	(a)	06/07/23	CHF	2,771	1,153	50	1,103
6-Month CHF LIBOR, (0.63%)	Semi-Annual	(0.58%)	Annual	06/09/22	(a)	06/09/23	CHF	2,771	2,480	50	2,430
6-Month GBP LIBOR, 0.09%	Semi-Annual	(0.12%)	Semi-Annual	09/29/22	(a)	09/29/23	GBP	5,993	(2,706)	133	(2,839)
6-Month GBP LIBOR, 0.09%	Semi-Annual	(0.12%)	Semi-Annual	09/29/22	(a)	09/29/23	GBP	6,084	(2,511)	135	(2,646)
6-Month GBP LIBOR, 0.09%	Semi-Annual	(0.11%)	Semi-Annual	09/29/22	(a)	09/29/23	GBP	6,084	(2,118)	135	(2,253)
3.00%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	N/A		10/25/23	USD	3,313	(320,209)	38	(320,247)
3.13%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	N/A		11/16/23	USD	9,596	(969,275)	112	(969,387)
3-Month LIBOR, 0.23%	Quarterly	3.09%	Semi-Annual	N/A		11/27/23	USD	3,756	374,853	44	374,809
3-Month LIBOR, 0.23%	Quarterly	1.86%	Semi-Annual	N/A		11/30/23	USD	21,500	1,222,497	298	1,222,199
3-Month LIBOR, 0.23%	Quarterly	3.08%	Semi-Annual	N/A		12/04/23	USD	2,986	296,901	35	296,866
3-Month LIBOR, 0.23%	Quarterly	3.06%	Semi-Annual	N/A		12/20/23	USD	18,445	1,818,007	222	1,817,785
3-Month LIBOR, 0.23%	Quarterly	3.05%	Semi-Annual	N/A		12/28/23	USD	14,605	1,434,864	177	1,434,687
1-Month MXIBOR, 4.55%	Semi-Annual	6.00%	Annual	N/A		03/29/24	MXN	85,000	155,996	55	155,941
0.53%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	06/06/22	(a)	06/06/24	USD	12,667	(49,637)	213	(49,850)
3-Month LIBOR, 0.23%	Quarterly	1.72%	Semi-Annual	N/A		06/27/24	USD	7,468	434,725	102	434,623
3-Month LIBOR, 0.23%	Quarterly	1.76%	Semi-Annual	N/A		07/02/24	USD	798	47,225	11	47,214
3-Month LIBOR, 0.23%	Quarterly	1.72%	Semi-Annual	N/A		07/05/24	USD	2,320	133,442	32	133,410
3-Month LIBOR, 0.23%	Quarterly	1.72%	Semi-Annual	N/A		07/05/24	USD	780	44,849	11	44,838
2.34%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	N/A		07/26/24	USD	19,050	(1,568,182)	267	(1,568,449)
3-Month LIBOR, 0.23%	Quarterly	2.64%	Semi-Annual	N/A		07/26/24	USD	5,230	493,220	73	493,147
2.15%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	N/A		08/09/24	USD	7,694	(572,771)	109	(572,880)
2.16%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	N/A		08/09/24	USD	12,872	(965,955)	182	(966,137)
3-Month LIBOR, 0.23%	Quarterly	2.30%	Semi-Annual	N/A		08/09/24	USD	2,397	192,808	34	192,774
3-Month LIBOR, 0.23%	Quarterly	2.31%	Semi-Annual	N/A		08/09/24	USD	3,995	323,740	56	323,684
2.13%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	N/A		08/12/24	USD	7,136	(525,481)	101	(525,582)
3-Month LIBOR, 0.23%	Quarterly	2.28%	Semi-Annual	N/A		08/12/24	USD	2,349	187,063	33	187,030
1-Month MXIBOR, 4.55%	Semi-Annual	6.67%	Annual	N/A		08/12/24	MXN	28,395	84,923	22	84,901
1-Month MXIBOR, 4.55%	Semi-Annual	6.72%	Annual	N/A		08/13/24	MXN	24,432	74,843	18	74,825
1.51%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	N/A		08/28/24	USD	19,731	(966,602)	282	(966,884)
1.52%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	N/A		09/12/24	USD	2,775	(136,785)	40	(136,825)
3-Month LIBOR, 0.23%	Quarterly	2.26%	Semi-Annual	N/A		10/25/24	USD	10,653	949,277	158	949,119
1.56%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	N/A		11/08/24	USD	10,807	(619,061)	162	(619,223)
1-Month MXIBOR, 4.55%	Semi-Annual	6.59%	Annual	N/A		11/08/24	MXN	17,860	52,234	14	52,220
3-Month LIBOR, 0.23%	Quarterly	1.28%	Semi-Annual	N/A		11/29/24	USD	5,130	230,049	78	229,971
1.53%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	N/A		12/02/24	USD	10,260	(575,357)	156	(575,513)
1-Month MXIBOR, 4.55%	Semi-Annual	5.50%	Annual	N/A		04/30/25	MXN	61,640	58,934	42	58,892
0.35%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	N/A		08/27/25	USD	10,469	(1,180)	189	(1,369)
3-Month LIBOR, 0.23%	Quarterly	2.49%	Semi-Annual	N/A		09/30/25	USD	18,750	1,996,608	278	1,996,330
1.70%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	N/A		05/05/26	USD	6,150	(486,130)	28	(486,158)
1.71%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	N/A		05/05/26	USD	92	(7,300)	1	(7,301)
1.72%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	N/A		05/25/26	USD	220	(17,548)	2	(17,550)
1.73%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	N/A		05/25/26	USD	290	(23,256)	—	(23,256)

CONSOLIDATED SCHEDULE OF INVESTMENTS	33

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective	Termination		Notional		Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date	Date	Amount (000)		Value	(Received)	(Depreciation)
1.74%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	N/A	05/25/26	USD	210	$(16,984)	$—	$(16,984)
1.73%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	N/A	05/26/26	USD	740	(59,667)	8	(59,675)
1.76%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	N/A	11/10/26	USD	1,363	(118,465)	17	(118,482)
1.74%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	N/A	11/16/26	USD	6,380	(544,675)	15,219	(559,894)
2.37%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	N/A	12/15/26	USD	920	(115,734)	—	(115,734)
1.80%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	N/A	01/30/27	USD	2,520	(220,008)	19,937	(239,945)
1.80%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	N/A	01/31/27	USD	2,600	(227,175)	18,504	(245,679)
2.31%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	N/A	07/28/27	USD	2,570	(326,385)	38	(326,423)
2.39%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	N/A	10/31/27	USD	1,300	(184,320)	3,399	(187,719)
3.06%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	N/A	11/15/27	USD	5,500	(1,052,025)	85	(1,052,110)
2.28%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	N/A	12/08/27	USD	2,354	(312,307)	36	(312,343)
3.09%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	N/A	04/27/28	USD	540	(110,034)	8	(110,042)
3.05%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	N/A	04/30/28	USD	2,235	(448,070)	35	(448,105)
3.07%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	N/A	06/14/28	USD	2,140	(428,997)	34	(429,031)
3.05%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	N/A	06/18/28	USD	1,410	(281,586)	(8,792)	(272,794)
2.94%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	N/A	07/17/28	USD	4,726	(894,404)	79	(894,483)
3-Month LIBOR, 0.23%	Quarterly	3.08%	Semi-Annual	N/A	09/04/28	USD	1,600	318,388	27	318,361
3-Month LIBOR, 0.23%	Quarterly	3.06%	Semi-Annual	N/A	09/05/28	USD	1,560	307,471	26	307,445
3-Month LIBOR, 0.23%	Quarterly	3.10%	Semi-Annual	N/A	09/06/28	USD	1,641	328,727	28	328,699
3-Month LIBOR, 0.23%	Quarterly	3.10%	Semi-Annual	N/A	09/06/28	USD	1,638	327,477	28	327,449
3-Month LIBOR, 0.23%	Quarterly	3.17%	Semi-Annual	N/A	11/20/28	USD	1,155	252,666	20	252,646
3.08%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	N/A	12/19/28	USD	6,410	(1,348,821)	112	(1,348,933)
3-Month LIBOR, 0.23%	Quarterly	3.13%	Semi-Annual	N/A	01/04/29	USD	8,275	1,767,698	142	1,767,556
3.28%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	N/A	01/04/29	USD	2,420	(547,525)	42	(547,567)
2.80%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	N/A	01/11/29	USD	1,320	(244,603)	23	(244,626)
3.04%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	N/A	02/16/29	USD	1,435	(293,711)	25	(293,736)
3-Month LIBOR, 0.23%	Quarterly	2.72%	Semi-Annual	N/A	02/21/29	USD	10,900	1,935,548	190	1,935,358
3-Month LIBOR, 0.23%	Quarterly	2.75%	Semi-Annual	N/A	02/21/29	USD	9,350	1,687,869	163	1,687,706
2.82%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	N/A	02/21/29	USD	7,650	(1,422,859)	133	(1,422,992)
2.85%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	N/A	02/21/29	USD	2,640	(498,807)	46	(498,853)
3-Month LIBOR, 0.23%	Quarterly	2.70%	Semi-Annual	N/A	03/13/29	USD	3,842	675,014	67	674,947
3-Month LIBOR, 0.23%	Quarterly	2.61%	Semi-Annual	N/A	04/10/29	USD	3,842	689,453	68	689,385
3-Month LIBOR, 0.23%	Quarterly	2.30%	Semi-Annual	N/A	05/28/29	USD	2,454	368,983	44	368,939
2.21%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	N/A	06/26/29	USD	8,155	(1,157,263)	148	(1,157,411)
3-Month LIBOR, 0.23%	Quarterly	1.96%	Semi-Annual	N/A	06/27/29	USD	2,645	315,114	48	315,066
3-Month LIBOR, 0.23%	Quarterly	1.99%	Semi-Annual	N/A	06/28/29	USD	1,654	202,090	30	202,060
3-Month LIBOR, 0.23%	Quarterly	1.97%	Semi-Annual	N/A	07/02/29	USD	868	103,783	16	103,767
3-Month LIBOR, 0.23%	Quarterly	2.59%	Semi-Annual	N/A	07/25/29	USD	8,590	1,495,653	158	1,495,495
3-Month LIBOR, 0.23%	Quarterly	2.73%	Semi-Annual	N/A	08/02/29	USD	4,473	833,690	81	833,609
2.01%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	N/A	09/06/29	USD	2,957	(358,503)	55	(358,558)
2.02%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	N/A	09/09/29	USD	2,958	(359,949)	55	(360,004)
1.76%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	N/A	09/27/29	USD	2,536	(249,640)	47	(249,687)
1.79%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	N/A	09/30/29	USD	1,560	(157,670)	29	(157,699)
1.78%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	N/A	10/02/29	USD	3,104	(335,977)	58	(336,035)
2.34%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	N/A	10/25/29	USD	10,653	(1,706,602)	201	(1,706,803)
3-Month LIBOR, 0.23%	Quarterly	1.75%	Semi-Annual	N/A	11/08/29	USD	2,360	246,232	45	246,187
1.09%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	N/A	03/27/30	USD	12,183	(460,450)	244	(460,694)
3-Month LIBOR, 0.23%	Quarterly	1.29%	Semi-Annual	N/A	03/27/30	USD	2,813	159,029	56	158,973
0.69%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	N/A	06/23/30	USD	3,151	(1,811)	64	(1,875)
3-Month LIBOR, 0.23%	Quarterly	1.08%	Semi-Annual	N/A	08/17/30	USD	4,248	155,656	88	155,568
3-Month LIBOR, 0.23%	Quarterly	0.64%	Semi-Annual	N/A	08/21/30	USD	3,566	(24,428)	74	(24,502)
3-Month LIBOR, 0.23%	Quarterly	0.68%	Semi-Annual	N/A	09/14/30	USD	783	(3,178)	16	(3,194)
3-Month LIBOR, 0.23%	Quarterly	0.66%	Semi-Annual	N/A	09/25/30	USD	1,243	(7,170)	26	(7,196)
0.71%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	N/A	09/25/30	USD	1,243	1,108	26	1,082
3-Month LIBOR, 0.23%	Quarterly	0.69%	Semi-Annual	N/A	09/29/30	USD	994	(2,616)	21	(2,637)
0.76%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	N/A	09/29/30	USD	994	(4,338)	21	(4,359)
3-Month LIBOR, 0.23%	Quarterly	2.92%	Semi-Annual	N/A	05/15/44	USD	3,150	1,279,659	75	1,279,584
2.62%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	N/A	05/11/47	USD	1,724	(641,842)	—	(641,842)
3-Month LIBOR, 0.23%	Quarterly	3.12%	Semi-Annual	N/A	04/27/48	USD	870	443,063	21	443,042
3-Month LIBOR, 0.23%	Quarterly	3.18%	Semi-Annual	N/A	05/18/48	USD	770	402,111	19	402,092
3-Month LIBOR, 0.23%	Quarterly	3.01%	Semi-Annual	N/A	07/13/48	USD	3,035	1,450,248	79	1,450,169

34

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3-Month LIBOR, 0.23%	Quarterly	3.27%	Semi-Annual	N/A		11/20/48	USD	575	$318,438	$15	$318,423
6-Month JPY LIBOR, (0.05%)	Semi-Annual	0.27%	Semi-Annual	N/A		09/19/49	JPY	265,000	(43,315)	79	(43,394)
0.38%	Semi-Annual	6-Month JPY LIBOR, (0.05%)	Semi-Annual	N/A		01/10/50	JPY	20,000	(2,608)	6	(2,614)
0.40%	Semi-Annual	6-Month JPY LIBOR, (0.05%)	Semi-Annual	N/A		01/10/50	JPY	20,000	(3,784)	6	(3,790)
0.92%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	N/A		05/26/50	USD	2,262	117,980	62	117,918
0.89%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	N/A		07/02/50	USD	2,377	146,938	65	146,873
1.04%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	N/A		07/16/50	USD	619	13,460	17	13,443
0.88%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	N/A		07/21/50	USD	1,585	102,746	44	102,702
3-Month LIBOR, 0.23%	Quarterly	1.08%	Semi-Annual	N/A		09/28/50	USD	828	(9,688)	23	(9,711)
3-Month LIBOR, 0.23%	Quarterly	0.97%	Semi-Annual	10/28/20	(a)	10/28/50	USD	1,982	(82,746)	56	(82,802)
1.15%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	06/08/21	(a)	06/08/51	USD	1,566	(2,240)	43	(2,283)
1.18%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	06/15/21	(a)	06/15/51	USD	511	(4,286)	14	(4,300)

									$491,556	$60,340	$431,216

(a)	Forward Swap.

Centrally Cleared Inflation Swaps

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
UK Retail Price Index All Items Monthly	Quarterly	3.41%	Semi-Annual	12/15/24	GBP	110	$(2,454)	$5	$(2,459)
UK Retail Price Index All Items Monthly	Quarterly	3.45%	Semi-Annual	12/15/24	GBP	545	(13,767)	26	(13,793)
UK Retail Price Index All Items Monthly	Quarterly	3.51%	Semi-Annual	12/15/24	GBP	550	(16,237)	26	(16,263)
UK Retail Price Index All Items Monthly	Semi-Annual	3.35%	Quarterly	01/15/25	GBP	270	(4,815)	13	(4,828)
UK Retail Price Index All Items Monthly	Semi-Annual	3.30%	Quarterly	02/15/25	GBP	620	(6,073)	29	(6,102)
UK Retail Price Index All Items Monthly	Semi-Annual	3.17%	Quarterly	04/15/25	GBP	1,710	5,319	81	5,238
UK Retail Price Index All Items Monthly	Quarterly	3.14%	Semi-Annual	05/15/25	GBP	320	2,084	14	2,070
3.51%	Semi-Annual	UK Retail Price Index All Items Monthly	Quarterly	12/15/29	GBP	110	2,670	6	2,664
3.53%	Quarterly	UK Retail Price Index All Items Monthly	Semi-Annual	12/15/29	GBP	545	15,126	29	15,097
3.58%	Quarterly	UK Retail Price Index All Items Monthly	Semi-Annual	12/15/29	GBP	550	20,071	30	20,041
3.48%	Semi-Annual	UK Retail Price Index All Items Monthly	Quarterly	01/15/30	GBP	270	5,300	14	5,286
3.41%	Semi-Annual	UK Retail Price Index All Items Monthly	Quarterly	02/15/30	GBP	620	1,416	33	1,383
3.34%	Semi-Annual	UK Retail Price Index All Items Monthly	Quarterly	04/15/30	GBP	1,710	(20,130)	86	(20,216)
3.35%	Quarterly	UK Retail Price Index All Items Monthly	Semi-Annual	05/15/30	GBP	320	(4,181)	16	(4,197)

							$(15,671)	$408	$(16,079)

CONSOLIDATED SCHEDULE OF INVESTMENTS	35

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Strategic Global Bond Fund, Inc.

OTC Credit Default Swaps — Buy Protection

Reference Obligations/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Hess Corp	1.00%	Quarterly	BNP Paribas S.A.	06/20/24	USD	150	$3,022	$(784)	$3,806
Federal Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/25	USD	3,732	264,317	238,378	25,939
Federal Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/25	USD	2,750	194,781	164,555	30,226
Federal Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/25	USD	690	48,872	38,046	10,826
Federal Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/25	USD	690	48,873	39,016	9,857
Federal Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/25	USD	616	43,630	34,831	8,799
Republic of Chile	1.00	Quarterly	Citibank N.A.	12/20/25	USD	850	(14,226)	(11,686)	(2,540)
Republic of Colombia	1.00	Quarterly	Barclays Bank PLC	12/20/25	USD	400	9,804	6,870	2,934
Republic of Colombia	1.00	Quarterly	Barclays Bank PLC	12/20/25	USD	400	9,803	7,266	2,537
Republic of Colombia	1.00	Quarterly	Citibank N.A.	12/20/25	USD	8,110	198,772	157,282	41,490
Republic of Colombia	1.00	Quarterly	Goldman Sachs International	12/20/25	USD	1,460	35,784	27,199	8,585
Republic of Colombia	1.00	Quarterly	Goldman Sachs International	12/20/25	USD	596	14,608	13,692	916
Republic of Colombia	1.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/25	USD	240	5,882	4,241	1,641
Republic of Colombia	1.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/25	USD	360	8,823	6,674	2,149
Republic of Indonesia	1.00	Quarterly	Citibank N.A.	12/20/25	USD	3,866	29,538	3,885	25,653
Republic of Indonesia	1.00	Quarterly	Citibank N.A.	12/20/25	USD	590	4,507	1,096	3,411
Republic of Indonesia	1.00	Quarterly	Citibank N.A.	12/20/25	USD	620	4,737	1,463	3,274
Republic of Indonesia	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/25	USD	786	6,005	1,579	4,426
Republic of Philippines	1.00	Quarterly	Goldman Sachs International	12/20/25	USD	3,946	(90,499)	(93,095)	2,596
Republic of Russia	1.00	Quarterly	Bank of America N.A.	12/20/25	USD	1,512	19,023	14,546	4,477
Republic of Russia	1.00	Quarterly	Bank of America N.A.	12/20/25	USD	1,672	21,036	12,154	8,882
Republic of Russia	1.00	Quarterly	Bank of America N.A.	12/20/25	USD	1,996	25,113	15,366	9,747
Republic of Russia	1.00	Quarterly	Citibank N.A.	12/20/25	USD	682	8,583	4,565	4,018
Republic of South Aftrica	1.00	Quarterly	Goldman Sachs International	12/20/25	USD	1,574	161,501	149,151	12,350
Republic of South Aftrica	1.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/25	USD	617	63,318	59,318	4,000
Republic of South Aftrica	1.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/25	USD	2,638	270,666	253,569	17,097
Republic of South Aftrica	1.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/25	USD	5,288	542,547	508,276	34,271
Republic of South Aftrica	1.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/25	USD	2,750	282,174	264,350	17,824
Republic of South Aftrica	1.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/25	USD	1,996	204,795	187,185	17,610
United Mexican States	1.00	Quarterly	Barclays Bank PLC	12/20/25	USD	5,575	137,802	102,976	34,826
United Mexican States	1.00	Quarterly	Barclays Bank PLC	12/20/25	USD	660	16,314	10,272	6,042
United Mexican States	1.00	Quarterly	Barclays Bank PLC	12/20/25	USD	660	16,314	11,254	5,060
United Mexican States	1.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/25	USD	676	16,709	11,694	5,015

							$2,612,928	$2,245,184	$367,744

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9	3.00%	Monthly	Deutsche Bank AG	09/17/58	NR	USD	1,350	$(354,685)	$(136,684)	$(218,001)
CMBX.NA.9	3.00	Monthly	Goldman Sachs International	09/17/58	NR	USD	70	(18,392)	(355)	(18,037)
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	NR	USD	265	(69,623)	(1,081)	(68,542)
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	NR	USD	190	(49,919)	(586)	(49,333)
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	NR	USD	70	(18,391)	(354)	(18,037)

								$(511,010)	$(139,060)	$(371,950)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

36

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Strategic Global Bond Fund, Inc.

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund			Effective Date		Termination Date				Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency	Counterparty				Notional Amount (000)		Value
1-Day BZDIOVER, 0.01%	Semi-Annual	3.10%	Semi-Annual	Citibank N.A.	N/A		01/03/22	BRL	38,821	$8,403	$—	$8,403
3-Month KRW CDC, 0.68%	Quarterly	0.87%	Quarterly	Bank of America N.A.	09/15/21	(a)	09/15/22	KRW	3,734,876	1,692	—	1,692
3-Month KRW CDC, 0.68%	Quarterly	0.89%	Quarterly	BNP Paribas S.A.	09/15/21	(a)	09/15/22	KRW	3,734,876	2,276	—	2,276
3-Month KRW CDC, 0.68%	Quarterly	0.89%	Quarterly	Bank of America N.A.	09/15/21	(a)	09/15/22	KRW	3,450,938	2,293	—	2,293
1-Day BZDIOVER, 0.01%	Semi-Annual	4.52%	Semi-Annual	BNP Paribas S.A.	N/A		01/03/23	BRL	42,596	13,791	—	13,791
1-Day BZDIOVER, 0.01%	Semi-Annual	5.13%	Semi-Annual	JPMorgan Chase Bank N.A.	N/A		01/03/23	BRL	6,048	28,618	—	28,618
1-Day BZDIOVER, 0.01%	Semi-Annual	7.44%	Semi-Annual	Citibank N.A.	N/A		01/04/27	BRL	15,391	100,849	—	100,849

										$157,922	$—	$157,922

(a)	Forward Swap.

FairValue Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$18,877,020	$247,175	$19,124,195
Common Stocks
Canada	8,366	—	—	8,366
France.	—	728,817	—	728,817
Germany	10,813	368,775	—	379,588

CONSOLIDATED SCHEDULE OF INVESTMENTS	37

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Strategic Global Bond Fund, Inc.

FairValue Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Hong Kong.	$—	$42,417	$—	$42,417
Italy	—	50,447	—	50,447
Netherlands.	125,684	593,729	—	719,413
Spain	—	18,683	—	18,683
Sweden.	—	527,541	—	527,541
Switzerland	—	105,160	—	105,160
Taiwan.	365,869	—	—	365,869
United Kingdom	—	141,070	—	141,070
United States	5,964,927	—	—	5,964,927
Corporate Bonds.	—	229,346,241	2,573	229,348,814
Floating Rate Loan Interests.	—	—	75,905	75,905
Foreign Agency Obligations	—	176,688,705	—	176,688,705
Investment Companies	37,359,632	—	—	37,359,632
Municipal Bonds	—	184,434	—	184,434
Non-Agency Mortgage-Backed Securities	—	20,282,955	—	20,282,955
Preferred Securities
Capital Trusts	—	5,346,261	—	5,346,261
Preferred Stocks
United States.	6,100	345,758	—	351,858
U.S. Government Sponsored Agency Securities	—	85,087,910	—	85,087,910
U.S. Treasury Obligations	—	42,771,442	—	42,771,442
Warrants	—	3,000	—	3,000
Short-Term Securities
Money Market Funds.	30,931,873	—	—	30,931,873
Options Purchased
Equity Contracts	1,489,457	119,167	—	1,608,624
Foreign Currency Exchange Contracts	—	996,089	—	996,089
Interest Rate Contracts.	—	1,688,996	—	1,688,996
Liabilities
Investments
TBA Sale Commitments.	—	(22,571,592)	—	(22,571,592)

	$76,262,721	$561,743,025	$325,653	$638,331,399

Derivative Financial Instruments(a)
Assets
Credit Contracts	$—	$507,216	$—	$507,216
Equity Contracts	17,153	51,779	—	68,932
Foreign Currency Exchange Contracts.	—	2,813,845	—	2,813,845
Interest Rate Contracts	415,840	28,207,806	—	28,623,646
Liabilities
Credit Contracts	—	(375,426)	—	(375,426)
Equity Contracts	(657,803)	(72,707)	—	(730,510)
Foreign Currency Exchange Contracts.	—	(2,900,067)	—	(2,900,067)
Interest Rate Contracts	(844,576)	(29,636,775)	—	(30,481,351)

	$(1,069,386)	$(1,404,329)	$—	$(2,473,715)

(a)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $2,031,546 are categorized as Level 2 within the disclosure hierarchy.

Currency Abbreviation

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

Currency Abbreviation (continued)

CHF	Swiss Franc

CLP	Chilean Peso

CNH	Chinese Yuan

38

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Strategic Global Bond Fund, Inc.

Currency Abbreviation (continued)

CNY	Chinese Yuan

COP	Colombian Peso

CZK	Czech Koruna

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

HUF	Hungarian Forint

IDR	Indonesian Rupiah

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

NOK	Norwegian Krone

NZD	New Zealand Dollar

PLN	Polish Zloty

RUB	New Russian Ruble

SEK	Swedish Krona

SGD	Singapore Dollar

THB	Thai Baht

TRY	Turkish Lira

TWD	New Taiwan Dollar

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviation

ADR	American Depositary Receipt

AMT	Alternative Minimum Tax

BZDIOVER	Overnight Brazil CETIP — Interbank Rate

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

CPI	Consumer Price Index

CR	Custodian Receipt

DAC	Designated Activity Company

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

GMTN	Global Medium-Term Note

GOL	General Obligation Ltd.

LIBOR	London Interbank Offered Rate

MSCI	Morgan Stanley Capital International

MXIBOR	Mexico Interbank Offered Rate

Portfolio Abbreviation (continued)

PIK	Payment-in-Kind

RB	Revenue Bond

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

SAB	Special Assessment Bonds

SCA	Svenska Celluosa Aktiebolaget

SPDR	Standard & Poor’s Depository Receipt

TBA	To-Be-Announced

CONSOLIDATED SCHEDULE OF INVESTMENTS	39